BNY Mellon Bond Market Index Fund
SCHEDULE OF INVESTMENTS
July 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Asset-Backed Securities — .4%
Asset-Backed Certificates/Auto Receivables — .2%
Ford Credit Floorplan Master Owner Trust, Ser. 2018-4, Cl. A	4.06	11/15/2030	200,000	197,737
Mercedes-Benz Auto Lease Trust, Ser. 2025-A, Cl. A4	4.69	2/18/2031	150,000	150,425
Mercedes-Benz Auto Receivables Trust, Ser. 2025-1, Cl. A4	4.92	4/15/2031	100,000	100,601
Toyota Auto Receivables Owner Trust, Ser. 2025-B, Cl. A3	4.34	11/15/2029	130,000	130,020
Volkswagen Auto Loan Enhanced Trust, Ser. 2025-1, Cl. A4	4.61	7/21/2031	150,000	150,299
World Omni Auto Receivables Trust, Ser. 2026-B, Cl. A3	4.37	6/16/2031	100,000	99,675
				828,757
Asset-Backed Certificates/Credit Cards — .2%
American Express Credit Account Master Trust, Ser. 2023-2, Cl. A	4.80	5/15/2030	250,000	251,739
Capital One Multi-Asset Execution Trust, Ser. 2021-A2, Cl. A2	1.39	7/15/2030	300,000	282,975
				534,714
Total Asset-Backed Securities (cost $1,369,457)				1,363,471
Commercial Mortgage-Backed — .7%
Commercial Mortgage Pass-Through Certificates — .7%
Bank Trust, Ser. 2019-BN21, Cl. A5	2.85	10/17/2052	400,000	375,217
Bank Trust, Ser. 2020-BN27, Cl. AS	2.55	4/15/2063	150,000	131,897
BBCMS Mortgage Trust, Ser. 2020-C7, Cl. AS	2.44	4/15/2053	200,000	175,796
BBCMS Mortgage Trust, Ser. 2022-C15, Cl. A5	3.66	4/15/2055	300,000	272,913
Benchmark Mortgage Trust, Ser. 2019-B10, Cl. A4	3.72	3/15/2062	300,000	290,253
Benchmark Mortgage Trust, Ser. 2020-IG1, Cl. AS	2.91	9/15/2043	250,000	207,663
Benchmark Mortgage Trust, Ser. 2022-B35, Cl. A5	4.44	5/15/2055	150,000	142,565
Benchmark Mortgage Trust, Ser. 2026-V21, Cl. A3	5.13	3/15/2059	100,000	99,933
GS Mortgage Securities Trust, Ser. 2020-GC45, Cl. AS	3.17	2/13/2053	200,000	185,022
UBS Commercial Mortgage Trust, Ser. 2018-C12, Cl. A5	4.30	8/15/2051	250,000	245,744
Wells Fargo Commercial Mortgage Trust, Ser. 2018-C44, Cl. A5	4.21	5/15/2051	400,000	394,097
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C50, Cl. ASB	3.64	5/15/2052	115,619	114,436
Total Commercial Mortgage-Backed (cost $2,894,755)				2,635,536
Corporate Bonds and Notes — 25.8%
Aerospace & Defense — .5%
GE Capital International Funding Co. Unlimited Co., Gtd. Notes(a)	4.42	11/15/2035	100,000	93,909
General Dynamics Corp., Gtd. Notes	4.25	4/1/2050	150,000	119,922
General Electric Co., Sr. Unscd. Notes	4.30	7/29/2030	100,000	98,327
HEICO Corp., Gtd. Notes	5.35	8/1/2033	100,000	100,081
Honeywell Aerospace, Inc., Gtd. Notes(b)	4.30	3/16/2031	100,000	97,320
Honeywell Aerospace, Inc., Gtd. Notes(b)	5.62	3/16/2046	100,000	95,388
Lockheed Martin Corp., Sr. Unscd. Notes(a)	4.07	12/15/2042	100,000	81,594
Lockheed Martin Corp., Sr. Unscd. Notes	5.00	8/15/2035	100,000	98,655
Northrop Grumman Corp., Sr. Unscd. Notes	4.03	10/15/2047	160,000	121,439
Northrop Grumman Corp., Sr. Unscd. Notes(a)	4.70	3/15/2033	100,000	97,654
RTX Corp., Sr. Unscd. Notes	4.13	11/16/2028	100,000	98,953
RTX Corp., Sr. Unscd. Notes	4.63	11/16/2048	105,000	86,986
RTX Corp., Sr. Unscd. Notes	6.10	3/15/2034	75,000	79,101
RTX Corp., Sr. Unscd. Notes(a)	6.40	3/15/2054	75,000	78,335
RTX Corp., Sr. Unscd. Notes	7.20	8/15/2027	150,000	153,982
The Boeing Company, Sr. Unscd. Notes	3.50	3/1/2039	100,000	80,096

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.8% (continued)
Aerospace & Defense — .5% (continued)
The Boeing Company, Sr. Unscd. Notes	3.75	2/1/2050	125,000	87,149
The Boeing Company, Sr. Unscd. Notes	5.15	5/1/2030	150,000	150,779
The Boeing Company, Sr. Unscd. Notes	5.93	5/1/2060	100,000	93,429
				1,913,099
Agriculture — .3%
Altria Group, Inc., Gtd. Notes	3.70	2/4/2051	100,000	66,409
Altria Group, Inc., Gtd. Notes	4.80	2/14/2029	150,000	150,109
Altria Group, Inc., Gtd. Notes	5.25	8/6/2035	100,000	98,137
BAT Capital Corp., Gtd. Notes	3.56	8/15/2027	43,000	42,588
BAT Capital Corp., Gtd. Notes	4.39	8/15/2037	180,000	160,950
BAT Capital Corp., Gtd. Notes(a)	5.63	8/15/2035	100,000	101,572
BAT Capital Corp., Gtd. Notes	5.65	3/16/2052	100,000	90,585
Bunge Ltd. Finance Corp., Gtd. Notes	4.20	9/17/2029	100,000	98,285
Philip Morris International, Inc., Sr. Unscd. Notes	4.50	3/20/2042	150,000	128,145
Philip Morris International, Inc., Sr. Unscd. Notes	5.13	11/17/2027	150,000	151,109
				1,087,889
Airlines — .1%
American Airlines Pass-Through Trust, Ser. 2016-1, Cl. AA	3.58	1/15/2028	285,835	281,796
JetBlue Airways Corp. Pass-Through Trust, Ser. 2019-1, Cl. AA	2.75	5/15/2032	208,554	183,858
				465,654
Automobiles & Components — .6%
American Honda Finance Corp., Sr. Unscd. Notes	4.50	9/4/2030	200,000	195,799
American Honda Finance Corp., Sr. Unscd. Notes	4.60	4/17/2030	100,000	98,506
American Honda Finance Corp., Sr. Unscd. Notes	5.65	11/15/2028	100,000	102,048
American Honda Finance Corp., Sr. Unscd. Notes, Ser. A	5.25	7/8/2033	100,000	98,595
Cummins, Inc., Sr. Unscd. Notes	2.60	9/1/2050	100,000	57,145
Cummins, Inc., Sr. Unscd. Notes	4.90	2/20/2029	100,000	100,750
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	6.80	11/7/2028	200,000	205,957
Ford Motor Credit Co. LLC, Sr. Unscd. Notes(a)	7.12	11/7/2033	200,000	210,720
General Motors Co., Sr. Unscd. Notes	4.20	10/1/2027	180,000	179,113
General Motors Co., Sr. Unscd. Notes	6.25	4/15/2035	100,000	102,995
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.40	4/10/2028	150,000	144,360
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.70	6/10/2031	30,000	26,764
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.10	9/15/2031	100,000	99,427
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.85	4/6/2030	100,000	102,613
Magna International, Inc., Sr. Unscd. Notes	2.45	6/15/2030	200,000	182,480
Toyota Motor Corp., Sr. Unscd. Notes(a)	5.12	7/13/2033	100,000	100,508
Toyota Motor Credit Corp., Sr. Unscd. Notes	1.65	1/10/2031	150,000	131,074
Toyota Motor Credit Corp., Sr. Unscd. Notes	4.63	1/12/2028	100,000	100,369
				2,239,223
Banks — 5.4%
Australia & New Zealand Banking Group Ltd., Sr. Unscd. Notes	4.36	6/18/2028	250,000	249,374
Banco Santander SA, Sr. Notes	5.13	11/6/2035	200,000	192,497
Bank of America Corp., Sr. Unscd. Notes	1.90	7/23/2031	200,000	177,434
Bank of America Corp., Sr. Unscd. Notes	2.50	2/13/2031	270,000	248,098
Bank of America Corp., Sr. Unscd. Notes	2.57	10/20/2032	125,000	110,236
Bank of America Corp., Sr. Unscd. Notes	2.68	6/19/2041	145,000	102,195
Bank of America Corp., Sr. Unscd. Notes	2.97	2/4/2033	120,000	107,130
Bank of America Corp., Sr. Unscd. Notes(a)	2.97	7/21/2052	85,000	52,010
Bank of America Corp., Sr. Unscd. Notes	3.19	7/23/2030	130,000	123,906

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.8% (continued)
Banks — 5.4% (continued)
Bank of America Corp., Sr. Unscd. Notes	4.27	7/23/2029	180,000	178,376
Bank of America Corp., Sr. Unscd. Notes	4.70	4/23/2032	60,000	58,893
Bank of America Corp., Sr. Unscd. Notes	4.98	1/24/2029	100,000	100,401
Bank of America Corp., Sr. Unscd. Notes	5.16	1/24/2031	100,000	100,518
Bank of America Corp., Sr. Unscd. Notes	5.47	1/23/2035	100,000	100,430
Bank of America Corp., Sr. Unscd. Notes	5.51	1/24/2036	100,000	100,078
Bank of America Corp., Sr. Unscd. Notes	5.87	9/15/2034	150,000	154,323
Bank of America Corp., Sr. Unscd. Notes	6.20	11/10/2028	300,000	305,866
Bank of America Corp., Sub. Notes	3.85	3/8/2037	200,000	183,903
Bank of America Corp., Sub. Notes	5.49	4/23/2037	100,000	97,460
Bank of Montreal, Sr. Unscd. Notes	4.06	9/22/2028	200,000	198,791
Bank of Montreal, Sr. Unscd. Notes, Ser. J(a)	4.34	3/19/2030	100,000	98,866
BankUnited, Inc., Sub. Notes	5.13	6/11/2030	90,000	88,452
Barclays PLC, Sr. Unscd. Notes	5.86	8/11/2046	200,000	191,292
Citibank NA, Sr. Unscd. Notes	4.85	6/18/2032	250,000	247,088
Citigroup, Inc., Sr. Unscd. Notes	3.88	1/24/2039	60,000	50,848
Citigroup, Inc., Sr. Unscd. Notes	4.08	4/23/2029	100,000	98,910
Citigroup, Inc., Sr. Unscd. Notes(a)	4.91	5/24/2033	70,000	68,907
Citigroup, Inc., Sr. Unscd. Notes	4.95	5/7/2031	100,000	99,552
Citigroup, Inc., Sr. Unscd. Notes(a)	6.27	11/17/2033	300,000	315,712
Citigroup, Inc., Sr. Unscd. Notes	6.63	1/15/2028	100,000	102,873
Citigroup, Inc., Sub. Notes	4.75	5/18/2046	100,000	82,739
Citigroup, Inc., Sub. Notes	5.83	2/13/2035	100,000	100,311
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.84	1/23/2030	100,000	102,031
Deutsche Bank AG, Sr. Bonds(a)	5.06	4/14/2032	200,000	197,671
Deutsche Bank AG, Sub. Notes	7.08	2/10/2034	200,000	212,845
First Citizens BancShares, Inc., Sr. Unscd. Notes	4.87	3/3/2032	100,000	96,488
First Citizens BancShares, Inc., Sr. Unscd. Notes	5.23	3/12/2031	100,000	98,887
Goldman Sachs Capital I, Ltd. Gtd. Notes	6.35	2/15/2034	100,000	102,623
HSBC Holdings PLC, Sr. Unscd. Notes	4.95	3/31/2030	400,000	400,767
HSBC Holdings PLC, Sr. Unscd. Notes	5.40	8/11/2033	300,000	300,811
HSBC Holdings PLC, Sub. Notes	7.40	11/13/2034	250,000	273,089
JPMorgan Chase & Co., Sr. Unscd. Bonds	5.04	7/23/2032	100,000	99,585
JPMorgan Chase & Co., Sr. Unscd. Bonds(a)	5.15	4/23/2037	100,000	97,003
JPMorgan Chase & Co., Sr. Unscd. Bonds	5.50	1/24/2036	50,000	50,088
JPMorgan Chase & Co., Sr. Unscd. Notes	1.76	11/19/2031	75,000	65,521
JPMorgan Chase & Co., Sr. Unscd. Notes	2.53	11/19/2041	80,000	54,587
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	300,000	268,069
JPMorgan Chase & Co., Sr. Unscd. Notes	2.96	1/25/2033	110,000	98,364
JPMorgan Chase & Co., Sr. Unscd. Notes	3.90	1/23/2049	105,000	78,008
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	2/22/2048	200,000	158,104
JPMorgan Chase & Co., Sr. Unscd. Notes	4.49	3/24/2031	300,000	295,173
JPMorgan Chase & Co., Sr. Unscd. Notes	4.60	10/22/2030	100,000	99,011
JPMorgan Chase & Co., Sr. Unscd. Notes	4.81	10/22/2036	50,000	47,491
JPMorgan Chase & Co., Sr. Unscd. Notes	4.92	1/24/2029	100,000	100,384
JPMorgan Chase & Co., Sr. Unscd. Notes	4.95	10/22/2035	200,000	193,744
JPMorgan Chase & Co., Sr. Unscd. Notes	5.01	1/23/2030	100,000	100,290
JPMorgan Chase & Co., Sr. Unscd. Notes	5.14	1/24/2031	100,000	100,390
JPMorgan Chase & Co., Sr. Unscd. Notes	5.29	7/22/2035	200,000	198,381
JPMorgan Chase & Co., Sr. Unscd. Notes	5.34	1/23/2035	100,000	99,739

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.8% (continued)
Banks — 5.4% (continued)
JPMorgan Chase & Co., Sr. Unscd. Notes	5.77	4/22/2035	65,000	66,428
Keybank National Association, Sub. Notes(a)	6.95	2/1/2028	100,000	102,869
KeyCorp, Sr. Unscd. Notes(a)	6.40	3/6/2035	100,000	104,424
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds	3.50	8/9/2028	200,000	197,143
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds	3.75	2/15/2028	105,000	104,262
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	4.13	7/15/2033	200,000	194,955
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes, Ser. GLOB	3.88	5/15/2028	200,000	198,775
Landwirtschaftliche Rentenbank, Govt. Gtd. Bonds(a)	3.63	10/8/2030	100,000	97,247
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes	4.13	5/28/2030	100,000	99,170
Lloyds Banking Group PLC, Sr. Unscd. Notes	4.55	8/16/2028	300,000	299,458
Lloyds Banking Group PLC, Sr. Unscd. Notes(a)	5.59	11/26/2035	200,000	200,578
M&T Bank Corp., Sub. Notes(a)	5.30	4/18/2036	200,000	196,518
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes(a)	4.29	7/26/2038	100,000	91,047
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.24	4/19/2029	200,000	201,689
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.33	4/21/2037	200,000	195,391
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.35	9/13/2028	300,000	302,199
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.42	5/13/2036	200,000	198,030
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.67	5/27/2029	300,000	304,872
Morgan Stanley, Sr. Unscd. Notes	1.79	2/13/2032	375,000	323,418
Morgan Stanley, Sr. Unscd. Notes	2.51	10/20/2032	95,000	83,074
Morgan Stanley, Sr. Unscd. Notes	2.70	1/22/2031	175,000	161,726
Morgan Stanley, Sr. Unscd. Notes	2.94	1/21/2033	85,000	75,673
Morgan Stanley, Sr. Unscd. Notes	3.77	1/24/2029	180,000	177,571
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	100,000	80,020
Morgan Stanley, Sr. Unscd. Notes	4.87	7/12/2029	100,000	100,012
Morgan Stanley, Sr. Unscd. Notes	5.12	2/1/2029	200,000	200,925
Morgan Stanley, Sr. Unscd. Notes(a)	5.30	4/10/2037	50,000	48,543
Morgan Stanley, Sr. Unscd. Notes	5.47	1/18/2035	100,000	99,718
Morgan Stanley, Sr. Unscd. Notes	5.66	4/17/2036	200,000	200,745
Morgan Stanley, Sr. Unscd. Notes	5.90	3/13/2047	100,000	96,799
Morgan Stanley, Sr. Unscd. Notes	6.34	10/18/2033	100,000	105,183
Morgan Stanley, Sub. Notes	5.95	1/19/2038	100,000	101,440
Morgan Stanley Private Bank NA, Sr. Unscd. Notes	4.73	7/18/2031	250,000	246,823
National Australia Bank Ltd., Sr. Unscd. Notes	4.31	6/13/2028	250,000	249,303
National Bank of Canada, Gtd. Notes	5.60	12/18/2028	250,000	255,220
NatWest Group PLC, Sr. Unscd. Notes	4.96	8/15/2030	200,000	199,925
Pinnacle Bank, Sr. Unscd. Notes(a)	5.63	2/15/2028	250,000	251,728
Royal Bank of Canada, Sr. Unscd. Notes(a)	5.15	2/1/2034	100,000	100,248
State Street Corp., Sr. Unscd. Notes	3.15	3/30/2031	300,000	283,274
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.56	7/9/2034	200,000	201,446
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.80	7/13/2028	200,000	204,484
Sumitomo Mitsui Financial Group, Inc., Sub. Notes(a)	6.18	7/13/2043	100,000	102,293
The Bank of Nova Scotia, Sr. Unscd. Notes	4.74	11/10/2032	200,000	195,978
The Bank of Nova Scotia, Sr. Unscd. Notes	4.90	6/5/2032	200,000	197,459
The Goldman Sachs Group, Inc., Sr. Unscd. Bonds	4.22	5/1/2029	200,000	197,970
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.62	4/22/2032	150,000	133,413
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.65	10/21/2032	120,000	105,463
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.10	2/24/2033	130,000	116,263
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.44	2/24/2043	65,000	47,542
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	150,000	147,533

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.8% (continued)
Banks — 5.4% (continued)
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.94	10/21/2036	75,000	70,961
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.07	1/21/2037	65,000	61,932
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.21	1/28/2031	100,000	100,312
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.43	6/3/2037	100,000	97,729
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.54	1/28/2036	100,000	99,279
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.54	1/21/2047	40,000	36,857
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.73	1/28/2056	200,000	185,735
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	6.22	7/21/2057	100,000	99,110
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	100,000	106,258
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	3.45	4/23/2029	180,000	174,386
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.46	7/21/2037	100,000	99,010
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.68	1/22/2035	100,000	101,062
The Toronto-Dominion Bank, Sr. Unscd. Notes(a)	4.11	10/13/2028	100,000	98,802
Truist Financial Corp., Sr. Unscd. Notes	1.95	6/5/2030	200,000	179,423
Truist Financial Corp., Sr. Unscd. Notes	5.07	5/20/2031	100,000	99,996
U.S. Bancorp, Sr. Unscd. Notes	1.38	7/22/2030	100,000	87,460
U.S. Bancorp, Sr. Unscd. Notes(a)	5.42	2/12/2036	200,000	199,761
Wells Fargo & Co., Sr. Unscd. Notes	2.57	2/11/2031	245,000	225,670
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	335,000	330,734
Wells Fargo & Co., Sr. Unscd. Notes(a)	4.89	9/15/2036	200,000	191,365
Wells Fargo & Co., Sr. Unscd. Notes	4.96	1/23/2037	60,000	57,268
Wells Fargo & Co., Sr. Unscd. Notes	5.50	1/23/2035	100,000	100,232
Wells Fargo & Co., Sr. Unscd. Notes	5.56	7/25/2034	100,000	100,826
Wells Fargo & Co., Sub. Notes	4.65	11/4/2044	250,000	204,308
Westpac Banking Corp., Sr. Unscd. Notes	5.05	4/16/2029	200,000	202,460
Westpac Banking Corp., Sr. Unscd. Notes	5.46	11/18/2027	100,000	101,350
Westpac Banking Corp., Sub. Notes	2.96	11/16/2040	100,000	72,033
Westpac Banking Corp., Sub. Notes(a)	6.82	11/17/2033	100,000	107,301
Zions Bancorp NA, Sub. Notes	6.82	11/19/2035	250,000	259,355
				20,573,855
Beverage Products — .4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.70	2/1/2036	100,000	95,157
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	3.50	6/1/2030	100,000	95,696
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.00	6/15/2034	100,000	99,161
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.45	1/23/2039	120,000	119,040
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.80	1/23/2059	150,000	145,484
Constellation Brands, Inc., Sr. Unscd. Notes	2.88	5/1/2030	100,000	92,751
Diageo Capital PLC, Gtd. Notes	5.63	10/5/2033	200,000	205,208
Keurig Dr. Pepper, Inc., Gtd. Notes(a)	4.50	4/15/2052	100,000	76,983
Molson Coors Beverage Co., Gtd. Notes	4.20	7/15/2046	150,000	114,527
PepsiCo, Inc., Sr. Unscd. Notes(a)	2.63	7/29/2029	200,000	189,588
PepsiCo, Inc., Sr. Unscd. Notes	2.75	10/21/2051	40,000	23,609
The Coca-Cola Company, Sr. Unscd. Notes	2.88	5/5/2041	150,000	111,062
The Coca-Cola Company, Sr. Unscd. Notes(a)	5.20	1/14/2055	100,000	90,785
				1,459,051
Building Materials — .1%
Carrier Global Corp., Sr. Unscd. Notes	6.20	3/15/2054	50,000	50,940
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, Sr. Unscd. Notes	4.90	12/1/2032	100,000	98,962

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.8% (continued)
Building Materials — .1% (continued)
Martin Marietta Materials, Inc., Sr. Unscd. Notes	5.50	12/1/2054	100,000	90,445
Owens Corning, Sr. Unscd. Notes	7.00	12/1/2036	69,000	76,138
				316,485
Chemicals — .3%
DuPont de Nemours, Inc., Sr. Unscd. Notes(b)	4.73	11/15/2028	66,000	65,843
Ecolab, Inc., Sr. Unscd. Notes	1.30	1/30/2031	150,000	128,562
Ecolab, Inc., Sr. Unscd. Notes	2.13	8/15/2050	75,000	38,437
LYB International Finance III LLC, Gtd. Notes	6.15	5/15/2035	100,000	101,556
NewMarket Corp., Sr. Unscd. Notes	2.70	3/18/2031	100,000	90,003
Nutrien Ltd., Sr. Unscd. Notes	5.25	1/15/2045	116,000	104,277
PPG Industries, Inc., Sr. Unscd. Notes	4.38	3/15/2031	100,000	97,573
The Dow Chemical Company, Sr. Unscd. Notes(a)	3.60	11/15/2050	100,000	64,383
The Dow Chemical Company, Sr. Unscd. Notes(a)	6.30	3/15/2033	100,000	104,327
The Mosaic Company, Sr. Unscd. Notes	4.35	1/15/2029	200,000	197,679
The Mosaic Company, Sr. Unscd. Notes	5.38	11/15/2028	100,000	101,079
The Sherwin-Williams Company, Sr. Unscd. Notes	4.50	6/1/2047	100,000	81,220
Westlake Corp., Sr. Unscd. Notes	6.38	11/15/2055	100,000	94,566
				1,269,505
Commercial & Professional Services — .3%
Automatic Data Processing, Inc., Sr. Unscd. Notes	4.75	5/8/2032	100,000	99,188
Duke University, Unscd. Bonds, Ser. 2020	2.76	10/1/2050	100,000	61,170
Moody’s Corp., Sr. Unscd. Notes	2.00	8/19/2031	200,000	174,688
PayPal Holdings, Inc., Sr. Unscd. Notes	2.85	10/1/2029	95,000	89,568
S&P Global, Inc., Gtd. Notes	2.30	8/15/2060	100,000	46,151
S&P Global, Inc., Gtd. Notes	2.95	3/1/2029	50,000	47,914
The Georgetown University, Sr. Unscd. Bonds(a)	5.12	4/1/2053	100,000	88,743
The Leland Stanford Junior University, Unscd. Bonds	3.65	5/1/2048	105,000	78,345
The Washington University, Sr. Unscd. Bonds, Ser. 2022(a)	3.52	4/15/2054	100,000	69,143
University of Southern California, Sr. Unscd. Notes	5.25	10/1/2111	40,000	34,617
William Marsh Rice University, Unscd. Bonds	3.57	5/15/2045	100,000	74,805
Yale University, Sr. Unscd. Bonds, Ser. 2025	4.70	4/15/2032	75,000	74,564
				938,896
Consumer Discretionary — .2%
D.R. Horton, Inc., Gtd. Notes	5.00	10/15/2034	100,000	97,114
Hyatt Hotels Corp., Sr. Unscd. Notes	5.38	12/15/2031	100,000	100,517
Hyatt Hotels Corp., Sr. Unscd. Notes	5.75	3/30/2032	200,000	203,625
Las Vegas Sands Corp., Sr. Unscd. Notes	5.63	6/15/2028	100,000	100,945
Marriott International, Inc., Sr. Unscd. Notes	5.00	10/15/2027	200,000	201,038
				703,239
Consumer Durables & Apparel — .1%
NIKE, Inc., Sr. Unscd. Notes	3.38	3/27/2050	100,000	67,118
Ralph Lauren Corp., Sr. Unscd. Notes	2.95	6/15/2030	200,000	186,352
				253,470
Consumer Staples — .2%
Church & Dwight Co., Inc., Sr. Unscd. Notes	3.95	8/1/2047	75,000	57,296
Colgate-Palmolive Co., Sr. Unscd. Notes	3.70	8/1/2047	100,000	74,980
Kenvue, Inc., Gtd. Notes	5.20	3/22/2063	100,000	86,014
The Estee Lauder Companies, Inc., Sr. Unscd. Notes(a)	2.60	4/15/2030	150,000	138,879

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.8% (continued)
Consumer Staples — .2% (continued)
The Procter & Gamble Company, Sr. Unscd. Notes	1.95	4/23/2031	100,000	88,736
Unilever Capital Corp., Gtd. Notes	1.38	9/14/2030	150,000	131,782
				577,687
Diversified Financials — .8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	3.30	1/30/2032	299,000	270,623
Ally Financial, Inc., Sr. Unscd. Notes	5.74	5/15/2029	100,000	101,171
Apollo Global Management, Inc., Gtd. Notes(a)	5.15	8/12/2035	100,000	95,706
Ares Capital Corp., Sr. Unscd. Bonds(a)	5.80	3/8/2032	150,000	147,679
BlackRock, Inc., Gtd. Notes	5.00	3/14/2034	100,000	99,185
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.25	4/1/2030	100,000	96,623
Blackstone Private Credit Fund, Sr. Unscd. Notes(a)	6.00	11/22/2034	100,000	95,094
Capital One Financial Corp., Sr. Unscd. Notes(a)	3.27	3/1/2030	200,000	191,835
Capital One Financial Corp., Sr. Unscd. Notes	5.20	9/11/2036	100,000	95,770
Golub Capital BDC, Inc., Sr. Unscd. Notes	7.05	12/5/2028	100,000	102,578
Intercontinental Exchange, Inc., Sr. Unscd. Notes(a)	3.00	6/15/2050	100,000	62,132
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.60	3/15/2033	50,000	48,578
Intercontinental Exchange, Inc., Sr. Unscd. Notes	5.20	6/15/2062	65,000	55,484
Lazard Group LLC, Sr. Unscd. Notes(a)	6.00	3/15/2031	100,000	102,989
Legg Mason, Inc., Gtd. Notes	5.63	1/15/2044	100,000	95,805
Mastercard, Inc., Sr. Unscd. Notes	3.35	3/26/2030	200,000	190,814
Mastercard, Inc., Sr. Unscd. Notes	3.85	3/26/2050	100,000	73,716
Nasdaq, Inc., Sr. Unscd. Notes	3.95	3/7/2052	84,000	60,189
Nomura Holdings, Inc., Sr. Unscd. Notes	5.55	7/14/2036	200,000	196,393
Nuveen Churchill Direct Lending Corp., Sr. Unscd. Notes	6.65	3/15/2030	50,000	49,968
Oaktree Specialty Lending Corp., Sr. Unscd. Notes	7.10	2/15/2029	100,000	101,361
Sixth Street Lending Partners, Sr. Unscd. Notes	6.50	3/11/2029	75,000	76,289
Sixth Street Specialty Lending, Inc., Sr. Unscd. Notes	6.95	8/14/2028	100,000	102,553
Sumisho Air Lease Corp., Sr. Unscd. Notes(b)	5.50	3/24/2036	100,000	97,500
Synchrony Financial, Sr. Unscd. Notes(a)	2.88	10/28/2031	100,000	87,561
The Charles Schwab Corp., Sr. Unscd. Notes(a)	2.90	3/3/2032	200,000	179,744
The Charles Schwab Corp., Sr. Unscd. Notes	5.49	5/21/2037	100,000	99,394
TPG Operating Group II LP, Gtd. Notes	5.88	3/5/2034	100,000	100,596
Visa, Inc., Sr. Unscd. Notes(a)	2.00	8/15/2050	140,000	71,277
Visa, Inc., Sr. Unscd. Notes	3.65	9/15/2047	55,000	40,586
				3,189,193
Electronic Components — .1%
Jabil, Inc., Sr. Unscd. Notes	3.00	1/15/2031	100,000	91,014
Jabil, Inc., Sr. Unscd. Notes	5.45	2/1/2029	100,000	101,094
Keysight Technologies, Inc., Sr. Unscd. Notes	5.35	7/30/2030	100,000	101,333
TD SYNNEX Corp., Sr. Unscd. Notes	4.30	1/17/2029	100,000	98,334
				391,775
Energy — 1.7%
APA Corp., Sr. Unscd. Notes(a)	4.25	1/15/2030	100,000	97,573
APA Corp., Sr. Unscd. Notes	5.35	7/1/2049	100,000	84,267
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., Sr. Unscd. Notes	4.49	5/1/2030	100,000	98,633
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., Gtd. Notes	5.85	6/15/2056	100,000	94,484
BP Capital Markets America, Inc., Gtd. Notes	3.94	9/21/2028	150,000	148,058
BP Capital Markets America, Inc., Gtd. Notes	4.23	11/6/2028	100,000	99,181
BP Capital Markets America, Inc., Gtd. Notes	4.81	2/13/2033	100,000	97,970
Canadian Natural Resources Ltd., Sr. Unscd. Notes	6.25	3/15/2038	100,000	104,084

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.8% (continued)
Energy — 1.7% (continued)
Cenovus Energy, Inc., Sr. Unscd. Notes	6.75	11/15/2039	34,000	36,831
Cheniere Energy, Inc., Sr. Unscd. Notes(b)	5.20	7/30/2036	100,000	96,769
Chevron Corp., Sr. Unscd. Notes	3.08	5/11/2050	100,000	63,954
Chevron USA, Inc., Gtd. Notes(a)	4.50	10/15/2032	100,000	98,401
ConocoPhillips Co., Gtd. Notes(a)	5.05	9/15/2033	100,000	99,950
ConocoPhillips Co., Gtd. Notes	5.70	9/15/2063	100,000	92,385
Devon Energy Corp., Sr. Unscd. Notes(b)	5.90	2/15/2055	100,000	93,503
Diamondback Energy, Inc., Gtd. Notes	5.15	1/30/2030	100,000	100,780
Enbridge, Inc., Gtd. Notes(a)	4.50	2/15/2031	100,000	97,829
Enbridge, Inc., Gtd. Notes(a)	6.70	11/15/2053	150,000	157,328
Energy Transfer LP, Sr. Unscd. Notes	3.75	5/15/2030	100,000	95,758
Energy Transfer LP, Sr. Unscd. Notes(a)	4.95	1/15/2043	100,000	85,669
Energy Transfer LP, Sr. Unscd. Notes	5.70	4/1/2035	100,000	100,723
Energy Transfer LP, Sr. Unscd. Notes	6.10	12/1/2028	100,000	102,837
Energy Transfer LP, Sr. Unscd. Notes	6.25	4/15/2049	95,000	91,283
Energy Transfer LP, Sr. Unscd. Notes	6.55	12/1/2033	100,000	106,627
Enterprise Products Operating LLC, Gtd. Notes(a)	3.95	1/31/2060	95,000	66,204
Enterprise Products Operating LLC, Gtd. Notes	4.25	2/15/2048	75,000	58,831
Enterprise Products Operating LLC, Gtd. Notes	4.90	5/15/2046	100,000	86,533
Enterprise Products Operating LLC, Gtd. Notes	5.35	1/31/2033	100,000	101,380
EOG Resources, Inc., Sr. Unscd. Notes	3.90	4/1/2035	100,000	89,849
Equinor ASA, Gtd. Notes	3.63	4/6/2040	200,000	162,294
Exxon Mobil Corp., Gtd. Notes	3.10	8/16/2049	230,000	148,426
Halliburton Co., Sr. Unscd. Bonds	7.45	9/15/2039	100,000	114,345
Hess Corp., Sr. Unscd. Notes	5.60	2/15/2041	75,000	73,851
Kinder Morgan, Inc., Gtd. Notes(a)	3.60	2/15/2051	100,000	66,829
Kinder Morgan, Inc., Gtd. Notes(a)	5.00	2/1/2029	200,000	201,172
Marathon Petroleum Corp., Sr. Unscd. Notes	4.75	9/15/2044	150,000	126,675
MPLX LP, Sr. Unscd. Notes	5.00	3/1/2033	100,000	97,849
MPLX LP, Sr. Unscd. Notes(a)	6.20	9/15/2055	100,000	95,943
Occidental Petroleum Corp., Sr. Unscd. Notes	4.40	4/15/2046	100,000	80,184
ONEOK Partners LP, Gtd. Notes	6.85	10/15/2037	60,000	64,762
ONEOK, Inc., Gtd. Notes	5.05	11/1/2034	100,000	96,477
ONEOK, Inc., Gtd. Notes	5.80	11/1/2030	100,000	102,635
ONEOK, Inc., Gtd. Notes(a)	5.85	11/1/2064	100,000	89,460
ONEOK, Inc., Gtd. Notes(a)	6.25	10/15/2055	100,000	96,059
Plains All American Pipeline LP, Sr. Unscd. Notes	5.95	6/15/2035	100,000	101,249
Shell Finance US, Inc., Gtd. Notes	2.38	11/7/2029	200,000	186,528
Shell Finance US, Inc., Gtd. Notes(a)	4.13	5/11/2035	100,000	92,999
Shell Finance US, Inc., Gtd. Notes	4.75	1/6/2036	200,000	192,397
South Bow USA Infrastructure Holdings LLC, Gtd. Notes	4.91	9/1/2027	100,000	100,185
South Bow USA Infrastructure Holdings LLC, Gtd. Notes	5.03	10/1/2029	100,000	99,721
Suncor Energy, Inc., Sr. Unscd. Notes	4.00	11/15/2047	50,000	36,672
Targa Resources Corp., Gtd. Notes	4.35	1/15/2029	200,000	197,896
Targa Resources Corp., Gtd. Notes	6.15	3/1/2029	200,000	206,105
Tennessee Gas Pipeline Co. LLC, Gtd. Debs.	7.63	4/1/2037	70,000	80,501
The Williams Companies, Inc., Sr. Unscd. Notes	5.30	8/15/2028	100,000	101,107
The Williams Companies, Inc., Sr. Unscd. Notes	6.30	4/15/2040	100,000	103,312
TotalEnergies Capital International SA, Gtd. Notes(a)	2.83	1/10/2030	170,000	160,045
TotalEnergies Capital International SA, Gtd. Notes	3.46	7/12/2049	50,000	34,145

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.8% (continued)
Energy — 1.7% (continued)
TransCanada PipeLines Ltd., Sr. Unscd. Notes	6.20	10/15/2037	75,000	77,738
TransCanada PipeLines Ltd., Sr. Unscd. Notes	7.63	1/15/2039	100,000	114,889
Transcontinental Gas Pipe Line Co. LLC, Sr. Unscd. Notes	5.75	3/15/2056	100,000	93,568
Valero Energy Corp., Sr. Unscd. Notes	6.63	6/15/2037	165,000	177,810
Woodside Finance Ltd., Gtd. Notes	4.90	5/19/2028	100,000	100,257
				6,621,759
Environmental Control — .1%
Republic Services, Inc., Sr. Unscd. Notes	5.00	4/1/2034	100,000	98,789
Republic Services, Inc., Sr. Unscd. Notes(a)	5.15	3/15/2035	100,000	99,752
Waste Connections, Inc., Sr. Unscd. Notes	5.00	3/1/2034	100,000	98,513
Waste Management, Inc., Gtd. Notes	4.15	7/15/2049	100,000	78,008
Waste Management, Inc., Gtd. Notes	4.63	2/15/2033	100,000	97,837
				472,899
Financials — .0%
The Carlyle Group, Inc., Gtd. Notes(a)	5.05	9/19/2035	100,000	95,160
Food Products — .4%
Conagra Brands, Inc., Sr. Unscd. Notes	4.85	11/1/2028	100,000	99,759
Conagra Brands, Inc., Sr. Unscd. Notes	5.40	11/1/2048	60,000	50,714
General Mills, Inc., Sr. Unscd. Notes	2.88	4/15/2030	150,000	139,414
General Mills, Inc., Sr. Unscd. Notes	3.00	2/1/2051	75,000	45,520
Hormel Foods Corp., Sr. Unscd. Notes	1.80	6/11/2030	200,000	178,898
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, Sr. Unscd. Notes(b)	5.63	3/10/2037	100,000	97,629
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046	22,000	16,944
Kraft Heinz Foods Co., Gtd. Notes(a)	5.20	3/15/2032	100,000	100,196
McCormick & Co., Inc., Sr. Unscd. Notes(a)	2.50	4/15/2030	150,000	137,756
Mondelez International, Inc., Sr. Unscd. Notes	2.75	4/13/2030	138,000	128,220
Mondelez International, Inc., Sr. Unscd. Notes(a)	5.13	5/6/2035	100,000	98,309
Pilgrim’s Pride Corp., Gtd. Notes(a)	6.25	7/1/2033	47,000	48,292
Sysco Corp., Gtd. Notes	5.38	9/21/2035	100,000	98,149
The Campbell’s Company, Sr. Unscd. Notes	4.15	3/15/2028	80,000	79,207
The Hershey Company, Sr. Unscd. Notes	4.55	2/24/2028	100,000	100,299
The Hershey Company, Sr. Unscd. Notes(a)	4.95	2/24/2032	100,000	100,447
The Kroger Company, Sr. Unscd. Notes	5.00	9/15/2034	100,000	96,951
				1,616,704
Health Care — 2.7%
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	100,000	88,292
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/14/2028	110,000	109,334
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/21/2049	290,000	225,877
AbbVie, Inc., Sr. Unscd. Notes	4.75	3/15/2045	200,000	172,862
Aetna, Inc., Sr. Unscd. Notes	4.75	3/15/2044	50,000	41,617
Aetna, Inc., Sr. Unscd. Notes	6.63	6/15/2036	75,000	80,142
Agilent Technologies, Inc., Sr. Unscd. Notes	4.75	9/9/2034	100,000	96,183
Amgen, Inc., Sr. Unscd. Notes	2.45	2/21/2030	70,000	64,564
Amgen, Inc., Sr. Unscd. Notes	2.80	8/15/2041	200,000	140,715
Amgen, Inc., Sr. Unscd. Notes(a)	3.00	1/15/2052	200,000	122,434
Amgen, Inc., Sr. Unscd. Notes(a)	3.38	2/21/2050	60,000	40,437
Amgen, Inc., Sr. Unscd. Notes	4.66	6/15/2051	100,000	80,839
AstraZeneca Finance LLC, Gtd. Notes	5.00	2/26/2034	200,000	198,212
AstraZeneca PLC, Sr. Unscd. Notes	1.38	8/6/2030	100,000	87,799

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.8% (continued)
Health Care — 2.7% (continued)
Banner Health, Unscd. Bonds	2.34	1/1/2030	200,000	184,406
Baxalta, Inc., Gtd. Notes	5.25	6/23/2045	100,000	90,840
Becton, Dickinson & Co., Sr. Unscd. Notes	4.69	2/13/2028	100,000	100,092
Biogen, Inc., Sr. Unscd. Bonds(a)	6.45	5/15/2055	100,000	102,311
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.95	3/15/2032	55,000	49,719
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.55	3/15/2042	40,000	30,691
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.35	11/15/2047	90,000	71,740
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.55	2/20/2048	70,000	57,193
Bristol-Myers Squibb Co., Sr. Unscd. Notes	5.20	2/22/2034	100,000	100,454
Bristol-Myers Squibb Co., Sr. Unscd. Notes	5.55	2/22/2054	100,000	92,949
Cardinal Health, Inc., Sr. Unscd. Notes	4.60	3/15/2043	200,000	168,831
Cencora, Inc., Sr. Unscd. Notes	2.80	5/15/2030	100,000	92,837
CommonSpirit Health, Scd. Bonds, Ser. 2025	4.98	9/1/2035	100,000	95,273
CommonSpirit Health, Sr. Scd. Notes	5.55	12/1/2054	150,000	136,308
CVS Health Corp., Sr. Unscd. Notes	1.75	8/21/2030	85,000	74,977
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	150,000	149,140
CVS Health Corp., Sr. Unscd. Notes	4.78	3/25/2038	100,000	91,342
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	200,000	169,052
CVS Health Corp., Sr. Unscd. Notes	5.55	6/1/2031	100,000	102,045
CVS Health Corp., Sr. Unscd. Notes(a)	6.20	9/15/2055	100,000	97,456
Danaher Corp., Sr. Unscd. Notes	4.38	9/15/2045	100,000	82,124
Elevance Health, Inc., Sr. Unscd. Notes	2.25	5/15/2030	100,000	90,996
Elevance Health, Inc., Sr. Unscd. Notes	3.60	3/15/2051	60,000	40,230
Elevance Health, Inc., Sr. Unscd. Notes	3.65	12/1/2027	150,000	148,380
Elevance Health, Inc., Sr. Unscd. Notes	4.00	9/15/2028	100,000	98,677
Eli Lilly & Co., Sr. Unscd. Notes	4.15	8/14/2027	200,000	199,745
Eli Lilly & Co., Sr. Unscd. Notes	4.38	5/20/2031	100,000	98,249
Eli Lilly & Co., Sr. Unscd. Notes	4.75	2/12/2030	100,000	100,300
Eli Lilly & Co., Sr. Unscd. Notes	4.85	5/20/2036	100,000	96,869
Eli Lilly & Co., Sr. Unscd. Notes	5.00	2/9/2054	100,000	87,400
Eli Lilly & Co., Sr. Unscd. Notes	5.70	5/20/2066	100,000	95,316
Gilead Sciences, Inc., Sr. Unscd. Notes(a)	1.20	10/1/2027	80,000	77,162
Gilead Sciences, Inc., Sr. Unscd. Notes	4.15	3/1/2047	220,000	172,446
GlaxoSmithKline Capital, Inc., Gtd. Bonds	6.38	5/15/2038	150,000	161,131
HCA, Inc., Gtd. Notes	4.13	6/15/2029	110,000	107,911
HCA, Inc., Gtd. Notes	5.00	3/1/2028	200,000	200,939
HCA, Inc., Gtd. Notes	5.13	6/15/2039	50,000	46,317
HCA, Inc., Gtd. Notes	5.25	3/1/2030	200,000	201,563
HCA, Inc., Gtd. Notes	5.25	6/15/2049	100,000	85,617
Humana, Inc., Sr. Unscd. Notes	5.75	4/15/2054	100,000	89,083
Humana, Inc., Sr. Unscd. Notes	5.95	3/15/2034	100,000	101,589
Johnson & Johnson, Sr. Unscd. Notes	2.10	9/1/2040	200,000	135,917
Johnson & Johnson, Sr. Unscd. Notes	3.50	1/15/2048	50,000	36,232
Johnson & Johnson, Sr. Unscd. Notes(a)	4.95	6/1/2034	200,000	202,264
Kaiser Foundation Hospitals, Unscd. Bonds, Ser. 2021	3.00	6/1/2051	70,000	43,404
Memorial Sloan-Kettering Cancer Center, Sr. Unscd. Notes, Ser. 2015	4.20	7/1/2055	100,000	76,097
Merck & Co., Inc., Gtd. Notes	3.85	9/15/2027	150,000	149,280
Merck & Co., Inc., Gtd. Notes	4.55	9/15/2032	100,000	98,173
Merck & Co., Inc., Sr. Unscd. Notes	2.35	6/24/2040	50,000	34,578
Merck & Co., Inc., Sr. Unscd. Notes	2.45	6/24/2050	60,000	33,293

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.8% (continued)
Health Care — 2.7% (continued)
Merck & Co., Inc., Sr. Unscd. Notes	3.90	3/7/2039	55,000	47,001
Mylan, Inc., Gtd. Notes	5.40	11/29/2043	50,000	42,548
Northwell Healthcare, Inc., Scd. Notes(a)	3.98	11/1/2046	250,000	188,288
Novartis Capital Corp., Gtd. Notes(a)	2.20	8/14/2030	240,000	218,078
Novartis Capital Corp., Gtd. Notes	2.75	8/14/2050	60,000	35,950
Novartis Capital Corp., Gtd. Notes(a)	4.40	3/18/2031	100,000	98,336
Novartis Capital Corp., Gtd. Notes	4.60	3/18/2033	100,000	97,630
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.45	5/19/2028	100,000	99,791
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.75	5/19/2033	200,000	195,291
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes(a)	5.30	5/19/2053	200,000	179,509
Pfizer, Inc., Sr. Unscd. Notes	2.55	5/28/2040	150,000	105,360
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. I	3.74	10/1/2047	250,000	178,487
Stryker Corp., Sr. Unscd. Notes	4.38	5/15/2044	100,000	83,228
Stryker Corp., Sr. Unscd. Notes	4.85	12/8/2028	100,000	100,349
The Cigna Group, Gtd. Notes	3.88	10/15/2047	75,000	54,669
The Cigna Group, Gtd. Notes	4.38	10/15/2028	130,000	129,149
The Cigna Group, Sr. Unscd. Notes	4.88	9/15/2032	200,000	197,179
The Cigna Group, Sr. Unscd. Notes(a)	5.60	2/15/2054	100,000	92,301
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	2.80	10/15/2041	100,000	70,756
Trinity Health Corp., Scd. Bonds	4.13	12/1/2045	200,000	158,795
UnitedHealth Group, Inc., Sr. Unscd. Notes	2.30	5/15/2031	75,000	66,658
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.05	5/15/2041	75,000	54,893
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.20	5/15/2032	45,000	43,246
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.45	12/15/2048	60,000	48,081
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.35	2/15/2033	100,000	101,112
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.38	4/15/2054	100,000	89,642
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.05	2/15/2063	100,000	97,186
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.88	2/15/2038	210,000	233,704
UPMC, Scd. Bonds	5.04	5/15/2033	100,000	99,243
Viatris, Inc., Gtd. Notes	2.70	6/22/2030	150,000	136,404
Zoetis, Inc., Sr. Unscd. Notes(a)	3.00	5/15/2050	150,000	92,892
Zoetis, Inc., Sr. Unscd. Notes(a)	5.60	11/16/2032	100,000	102,439
				10,336,440
Industrial — .6%
Caterpillar Financial Services Corp., Sr. Unscd. Notes	4.40	10/15/2027	200,000	200,088
Caterpillar Financial Services Corp., Sr. Unscd. Notes	4.60	11/15/2027	100,000	100,284
CNH Industrial Capital LLC, Gtd. Notes	4.55	4/10/2028	100,000	99,598
Eaton Corp., Gtd. Notes	4.15	11/2/2042	100,000	82,761
Eaton Corp., Gtd. Notes	4.20	3/6/2031	200,000	194,019
GATX Corp., Sr. Unscd. Notes	6.90	5/1/2034	100,000	108,317
GE Vernova, Inc., Sr. Unscd. Notes(a)	5.50	2/4/2056	75,000	69,212
Huntington Ingalls Industries, Inc., Gtd. Notes	5.75	1/15/2035	100,000	101,664
Illinois Tool Works, Inc., Sr. Unscd. Notes	3.90	9/1/2042	170,000	136,663
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.18	6/15/2029	100,000	101,361
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.45	6/15/2034	100,000	100,525
Jacobs Engineering Group, Inc., Gtd. Notes	6.35	8/18/2028	100,000	102,928
John Deere Capital Corp., Sr. Unscd. Notes(a)	4.15	9/15/2027	100,000	99,830
John Deere Capital Corp., Sr. Unscd. Notes	4.95	7/14/2028	100,000	101,045
John Deere Capital Corp., Sr. Unscd. Notes, Ser. I	4.20	3/10/2031	100,000	97,519
Otis Worldwide Corp., Sr. Unscd. Notes	5.13	11/19/2031	100,000	100,526

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.8% (continued)
Industrial — .6% (continued)
Parker-Hannifin Corp., Sr. Unscd. Notes	3.25	6/14/2029	200,000	192,158
Parker-Hannifin Corp., Sr. Unscd. Notes(a)	4.00	6/14/2049	40,000	30,236
Regal Rexnord Corp., Gtd. Notes	6.05	4/15/2028	150,000	152,866
Stanley Black & Decker, Inc., Sr. Unscd. Notes	2.30	3/15/2030	150,000	136,795
Xylem, Inc., Sr. Unscd. Notes	4.38	11/1/2046	75,000	60,501
				2,368,896
Information Technology — .8%
Adobe, Inc., Sr. Unscd. Notes	4.75	1/17/2028	100,000	100,454
Cadence Design Systems, Inc., Sr. Unscd. Notes(a)	4.30	9/10/2029	100,000	98,557
Concentrix Corp., Sr. Unscd. Notes(a)	6.85	8/2/2033	100,000	91,650
Fidelity National Information Services, Inc., Sr. Unscd. Notes	4.45	3/10/2028	100,000	99,493
Fiserv, Inc., Sr. Unscd. Notes	4.55	2/15/2031	100,000	96,864
Fiserv, Inc., Sr. Unscd. Notes(a)	5.63	8/21/2033	100,000	99,281
Intuit, Inc., Sr. Unscd. Notes(a)	5.13	9/15/2028	200,000	201,969
Intuit, Inc., Sr. Unscd. Notes	5.50	6/15/2036	100,000	97,683
Microsoft Corp., Sr. Unscd. Notes	2.53	6/1/2050	261,000	146,730
Microsoft Corp., Sr. Unscd. Notes	2.68	6/1/2060	200,000	103,291
Oracle Corp., Sr. Unscd. Notes	2.88	3/25/2031	205,000	178,773
Oracle Corp., Sr. Unscd. Notes	2.95	4/1/2030	150,000	135,002
Oracle Corp., Sr. Unscd. Notes	3.85	7/15/2036	250,000	197,949
Oracle Corp., Sr. Unscd. Notes(a)	4.10	3/25/2061	210,000	122,825
Oracle Corp., Sr. Unscd. Notes	4.50	5/6/2028	100,000	98,823
Oracle Corp., Sr. Unscd. Notes	4.65	5/6/2030	100,000	96,108
Oracle Corp., Sr. Unscd. Notes(a)	5.70	2/4/2036	100,000	92,647
Oracle Corp., Sr. Unscd. Notes(a)	6.25	11/9/2032	150,000	148,909
Oracle Corp., Sr. Unscd. Notes	6.85	2/4/2066	100,000	88,074
Oracle Corp., Sr. Unscd. Notes	6.90	11/9/2052	65,000	58,678
Roper Technologies, Inc., Sr. Unscd. Notes(a)	4.25	9/15/2028	100,000	99,064
Roper Technologies, Inc., Sr. Unscd. Notes(a)	5.10	9/15/2035	100,000	95,440
Salesforce, Inc., Sr. Unscd. Notes	2.90	7/15/2051	100,000	54,898
Salesforce, Inc., Sr. Unscd. Notes	4.65	3/15/2029	100,000	99,584
Salesforce, Inc., Sr. Unscd. Notes	5.55	3/15/2036	100,000	97,561
Salesforce, Inc., Sr. Unscd. Notes	6.55	3/15/2056	100,000	95,618
Synopsys, Inc., Sr. Unscd. Notes	5.70	4/1/2055	100,000	91,797
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	4.95	3/28/2028	100,000	100,482
				3,088,204
Insurance — .6%
American International Group, Inc., Sr. Unscd. Notes	4.75	4/1/2048	100,000	84,506
American International Group, Inc., Sr. Unscd. Notes	5.13	3/27/2033	150,000	148,936
Aon Corp./Aon Global Holdings PLC, Gtd. Notes	5.00	9/12/2032	100,000	99,221
Aon Global Ltd., Gtd. Notes	4.60	6/14/2044	100,000	83,404
Arthur J. Gallagher & Co., Sr. Unscd. Notes	3.50	5/20/2051	40,000	26,240
Athene Holding Ltd., Sr. Unscd. Notes(a)	6.63	5/19/2055	100,000	93,969
Berkshire Hathaway Finance Corp., Gtd. Notes	2.85	10/15/2050	150,000	90,465
Berkshire Hathaway Finance Corp., Gtd. Notes	4.20	8/15/2048	135,000	105,527
Chubb INA Holdings LLC, Gtd. Notes(a)	6.00	5/11/2037	200,000	208,456
Corebridge Financial, Inc., Jr. Sub. Notes(a)	6.38	9/15/2054	100,000	98,492
Corebridge Financial, Inc., Sr. Unscd. Notes(a)	4.40	4/5/2052	100,000	76,025
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	6.35	3/22/2054	100,000	96,949
Markel Group, Inc., Sr. Unscd. Notes(a)	6.00	5/16/2054	100,000	95,553

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.8% (continued)
Insurance — .6% (continued)
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.38	3/15/2029	70,000	69,459
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.90	3/15/2049	65,000	55,278
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	5.15	3/15/2034	100,000	99,040
MetLife, Inc., Sr. Unscd. Notes	4.05	3/1/2045	100,000	78,601
NMI Holdings, Inc., Sr. Unscd. Notes	6.00	8/15/2029	100,000	101,576
Principal Financial Group, Inc., Gtd. Notes	2.13	6/15/2030	150,000	134,921
Prudential Financial, Inc., Sr. Unscd. Notes	3.70	3/13/2051	75,000	52,075
Prudential Financial, Inc., Sr. Unscd. Notes(a)	4.60	5/15/2044	100,000	84,361
Reinsurance Group of America, Inc., Sr. Unscd. Notes	3.15	6/15/2030	150,000	140,018
Reinsurance Group of America, Inc., Sr. Unscd. Notes	5.75	9/15/2034	100,000	100,888
The Progressive Corp., Sr. Unscd. Notes	4.13	4/15/2047	70,000	54,401
The Travelers Companies, Inc., Sr. Unscd. Notes	4.05	3/7/2048	150,000	114,753
				2,393,114
Internet Software & Services — .8%
Airbnb Inc., Sr. Unscd. Notes	4.40	3/16/2029	100,000	99,193
Alphabet, Inc., Sr. Unscd. Notes	1.10	8/15/2030	100,000	86,903
Alphabet, Inc., Sr. Unscd. Notes	4.70	11/15/2035	60,000	57,149
Alphabet, Inc., Sr. Unscd. Notes	5.35	11/15/2045	40,000	36,577
Alphabet, Inc., Sr. Unscd. Notes	5.45	11/15/2055	80,000	71,151
Alphabet, Inc., Sr. Unscd. Notes	5.65	2/15/2056	150,000	138,630
Amazon.com, Inc., Sr. Unscd. Notes	1.50	6/3/2030	100,000	88,471
Amazon.com, Inc., Sr. Unscd. Notes	2.50	6/3/2050	100,000	53,663
Amazon.com, Inc., Sr. Unscd. Notes	3.60	4/13/2032	100,000	93,132
Amazon.com, Inc., Sr. Unscd. Notes	3.90	11/20/2028	200,000	196,839
Amazon.com, Inc., Sr. Unscd. Notes	4.00	3/13/2029	100,000	98,371
Amazon.com, Inc., Sr. Unscd. Notes	4.10	11/20/2030	200,000	193,795
Amazon.com, Inc., Sr. Unscd. Notes(a)	4.25	3/13/2031	100,000	97,032
Amazon.com, Inc., Sr. Unscd. Notes	4.55	3/13/2033	100,000	96,642
Amazon.com, Inc., Sr. Unscd. Notes	5.55	11/20/2065	100,000	86,620
Amazon.com, Inc., Sr. Unscd. Notes	5.65	3/13/2046	100,000	93,591
Amazon.com, Inc., Sr. Unscd. Notes	6.00	7/9/2046	100,000	97,271
Amazon.com, Inc., Sr. Unscd. Notes	6.05	3/13/2076	100,000	92,539
Amazon.com, Inc., Sr. Unscd. Notes	6.10	7/9/2056	100,000	96,107
Amazon.com, Inc., Sr. Unscd. Notes	6.25	7/9/2066	100,000	95,922
eBay, Inc., Sr. Unscd. Notes	3.65	5/10/2051	13,000	8,961
Meta Platforms, Inc., Sr. Unscd. Notes(a)	4.75	8/15/2034	200,000	190,359
Meta Platforms, Inc., Sr. Unscd. Notes	4.88	11/15/2035	110,000	103,240
Meta Platforms, Inc., Sr. Unscd. Notes	4.95	5/15/2033	50,000	48,856
Meta Platforms, Inc., Sr. Unscd. Notes(a)	5.25	5/15/2036	80,000	76,735
Meta Platforms, Inc., Sr. Unscd. Notes	5.40	8/15/2054	100,000	81,474
Meta Platforms, Inc., Sr. Unscd. Notes	5.63	11/15/2055	130,000	108,837
Meta Platforms, Inc., Sr. Unscd. Notes	5.75	5/15/2063	100,000	83,040
Meta Platforms, Inc., Sr. Unscd. Notes	6.20	5/15/2046	60,000	56,347
Meta Platforms, Inc., Sr. Unscd. Notes	6.30	5/15/2056	95,000	87,267
Uber Technologies, Inc., Sr. Unscd. Notes	4.15	1/15/2031	75,000	72,376
				2,887,090
Materials — .1%
Amcor Flexibles North America, Inc., Gtd. Notes(a)	5.10	3/17/2030	200,000	200,827
Amcor Flexibles North America, Inc., Gtd. Notes(a)	5.13	3/12/2036	100,000	96,492
				297,319

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.8% (continued)
Media — .4%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	6.48	10/23/2045	100,000	86,769
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Bonds	6.65	2/1/2034	100,000	99,449
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes(a)	5.25	4/1/2053	100,000	73,550
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes(a)	5.50	4/1/2063	100,000	71,290
Comcast Corp., Gtd. Notes(a)	1.50	2/15/2031	150,000	128,064
Comcast Corp., Gtd. Notes	3.90	3/1/2038	75,000	61,295
Comcast Corp., Gtd. Notes	4.00	3/1/2048	60,000	40,772
Comcast Corp., Gtd. Notes(a)	4.65	2/15/2033	100,000	95,655
Comcast Corp., Gtd. Notes	5.30	5/15/2035	100,000	97,634
Comcast Corp., Gtd. Notes(a)	5.50	5/15/2064	70,000	56,147
Comcast Corp., Gtd. Notes(a)	6.05	5/15/2055	100,000	90,524
Comcast Corp., Gtd. Notes	6.45	3/15/2037	150,000	154,616
Fox Corp., Sr. Unscd. Notes	6.50	10/13/2033	200,000	209,995
Space Exploration Technologies Corp., Sr. Unscd. Notes(b)	5.88	7/15/2036	100,000	93,480
Space Exploration Technologies Corp., Sr. Unscd. Notes(b)	6.60	7/15/2046	100,000	89,252
The Walt Disney Company, Gtd. Notes	2.00	9/1/2029	100,000	92,584
The Walt Disney Company, Gtd. Notes	3.50	5/13/2040	100,000	79,615
The Walt Disney Company, Gtd. Notes(a)	3.80	5/13/2060	100,000	68,576
				1,689,267
Metals & Mining — .2%
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.95	10/15/2039	100,000	101,233
BHP Billiton Finance USA Ltd., Gtd. Notes	5.25	9/8/2033	45,000	45,158
Freeport-McMoRan, Inc., Gtd. Notes	5.45	3/15/2043	65,000	60,469
Kinross Gold Corp., Sr. Unscd. Notes	6.25	7/15/2033	100,000	104,508
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	5.35	3/15/2034	100,000	101,080
Nucor Corp., Sr. Unscd. Notes	2.98	12/15/2055	100,000	59,500
Rio Tinto Finance USA PLC, Gtd. Notes	4.88	3/14/2030	100,000	100,172
Rio Tinto Finance USA PLC, Gtd. Notes(a)	5.13	3/9/2053	100,000	88,050
Southern Copper Corp., Sr. Unscd. Notes	5.25	11/8/2042	150,000	137,369
Steel Dynamics, Inc., Sr. Unscd. Notes	3.25	10/15/2050	60,000	38,482
Vale Overseas Ltd., Gtd. Notes	3.75	7/8/2030	100,000	95,260
				931,281
Real Estate — .9%
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.00	5/18/2032	100,000	83,545
Alexandria Real Estate Equities, Inc., Gtd. Notes	4.75	4/15/2035	100,000	93,187
American Tower Corp., Sr. Unscd. Notes	3.80	8/15/2029	90,000	87,338
American Tower Corp., Sr. Unscd. Notes	5.00	1/31/2030	250,000	250,206
Boston Properties LP, Sr. Unscd. Notes(a)	4.50	12/1/2028	100,000	99,338
COPT Defense Properties LP, Gtd. Notes(a)	2.00	1/15/2029	100,000	93,458
Crown Castle, Inc., Sr. Unscd. Notes	2.25	1/15/2031	100,000	88,129
Crown Castle, Inc., Sr. Unscd. Notes	5.80	3/1/2034	100,000	100,791
Equinix, Inc., Sr. Unscd. Notes	3.40	2/15/2052	200,000	128,582
Essex Portfolio LP, Gtd. Notes	2.65	3/15/2032	150,000	131,879
First Industrial LP, Gtd. Notes	5.25	1/15/2031	100,000	100,074
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.63	3/1/2036	100,000	95,955
Host Hotels & Resorts LP, Sr. Unscd. Notes	5.70	6/15/2032	100,000	101,327
Host Hotels & Resorts LP, Sr. Unscd. Notes	5.70	7/1/2034	100,000	100,045

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.8% (continued)
Real Estate — .9% (continued)
Invitation Homes Operating Partnership LP, Gtd. Notes	5.45	8/15/2030	100,000	100,898
Invitation Homes Operating Partnership LP, Gtd. Notes	5.50	8/15/2033	100,000	100,454
Kimco Realty OP LLC, Gtd. Notes	2.70	10/1/2030	100,000	92,140
Mid-America Apartments LP, Sr. Unscd. Notes	5.30	2/15/2032	100,000	101,124
NNN REIT, Inc., Sr. Unscd. Notes	5.60	10/15/2033	100,000	101,092
Prologis LP, Sr. Unscd. Notes	2.25	4/15/2030	170,000	155,166
Prologis LP, Sr. Unscd. Notes	3.00	4/15/2050	35,000	21,920
Prologis LP, Sr. Unscd. Notes	4.75	1/15/2031	100,000	99,637
Realty Income Corp., Sr. Unscd. Notes	3.95	8/15/2027	100,000	99,602
Realty Income Corp., Sr. Unscd. Notes	4.70	12/15/2028	100,000	100,032
Realty Income Corp., Sr. Unscd. Notes	4.90	7/15/2033	100,000	97,891
Rexford Industrial Realty LP, Gtd. Notes	2.15	9/1/2031	100,000	86,455
Simon Property Group LP, Sr. Unscd. Notes	2.65	7/15/2030	100,000	92,274
Simon Property Group LP, Sr. Unscd. Notes(a)	3.80	7/15/2050	100,000	71,613
Simon Property Group LP, Sr. Unscd. Notes	6.25	1/15/2034	50,000	52,667
Tanger Properties LP, Sr. Unscd. Notes	2.75	9/1/2031	100,000	89,296
UDR, Inc., Gtd. Notes	2.10	8/1/2032	100,000	84,320
VICI Properties LP, Sr. Unscd. Notes(a)	5.63	4/1/2035	200,000	196,018
Welltower OP LLC, Gtd. Notes	4.13	3/15/2029	200,000	197,212
				3,493,665
Retailing — .6%
AutoZone, Inc., Sr. Unscd. Notes	5.13	6/15/2030	100,000	100,593
AutoZone, Inc., Sr. Unscd. Notes	5.20	8/1/2033	100,000	99,133
Costco Wholesale Corp., Sr. Unscd. Notes	1.60	4/20/2030	100,000	89,841
Dollar Tree, Inc., Sr. Unscd. Notes	4.20	5/15/2028	95,000	94,202
Lowe’s Companies., Inc., Sr. Unscd. Notes	2.80	9/15/2041	100,000	69,057
Lowe’s Companies., Inc., Sr. Unscd. Notes	3.65	4/5/2029	80,000	77,821
Lowe’s Companies., Inc., Sr. Unscd. Notes	4.00	10/15/2028	100,000	98,636
Lowe’s Companies., Inc., Sr. Unscd. Notes	5.80	9/15/2062	150,000	138,376
McDonald’s Corp., Sr. Unscd. Notes	3.63	9/1/2049	50,000	34,763
McDonald’s Corp., Sr. Unscd. Notes(a)	5.45	8/14/2053	100,000	91,906
O’Reilly Automotive, Inc., Sr. Unscd. Notes	1.75	3/15/2031	300,000	260,552
Starbucks Corp., Sr. Unscd. Notes(a)	4.45	8/15/2049	100,000	79,335
Starbucks Corp., Sr. Unscd. Notes	4.80	2/15/2033	100,000	97,987
Target Corp., Sr. Unscd. Notes(a)	4.50	9/15/2032	75,000	74,096
The Home Depot, Inc., Sr. Unscd. Notes	3.35	4/15/2050	100,000	66,577
The Home Depot, Inc., Sr. Unscd. Notes	4.65	9/15/2035	100,000	95,720
The Home Depot, Inc., Sr. Unscd. Notes	4.75	6/25/2029	200,000	201,017
The Home Depot, Inc., Sr. Unscd. Notes	5.88	12/16/2036	150,000	155,931
Walmart, Inc., Sr. Unscd. Notes(a)	3.90	4/15/2028	100,000	99,349
Walmart, Inc., Sr. Unscd. Notes	3.95	6/28/2038	90,000	80,741
Walmart, Inc., Sr. Unscd. Notes	4.00	4/15/2030	100,000	98,362
Walmart, Inc., Sr. Unscd. Notes(a)	4.50	9/9/2052	150,000	123,975
				2,327,970
Semiconductors & Semiconductor Equipment — .6%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.50	1/15/2028	110,000	108,243
Broadcom, Inc., Gtd. Notes	2.60	2/15/2033	100,000	84,270
Broadcom, Inc., Gtd. Notes	3.50	2/15/2041	200,000	150,903
Broadcom, Inc., Sr. Unscd. Notes	4.80	2/15/2036	275,000	254,351
Intel Corp., Sr. Unscd. Notes	3.25	11/15/2049	150,000	91,843

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.8% (continued)
Semiconductors & Semiconductor Equipment — .6% (continued)
Intel Corp., Sr. Unscd. Notes(a)	5.00	2/21/2031	200,000	199,653
Intel Corp., Sr. Unscd. Notes(a)	5.05	8/5/2062	65,000	50,377
Intel Corp., Sr. Unscd. Notes	5.13	2/10/2030	100,000	100,239
Intel Corp., Sr. Unscd. Notes	5.20	2/10/2033	100,000	98,934
Intel Corp., Sr. Unscd. Notes	5.70	2/10/2053	100,000	88,832
KLA Corp., Sr. Unscd. Notes(a)	5.25	7/15/2062	100,000	86,577
Microchip Technology, Inc., Gtd. Notes	5.05	3/15/2029	100,000	100,345
NVIDIA Corp., Sr. Unscd. Notes	4.35	6/15/2029	100,000	99,052
NVIDIA Corp., Sr. Unscd. Notes	4.75	6/15/2033	100,000	96,992
NVIDIA Corp., Sr. Unscd. Notes	5.55	6/15/2046	100,000	92,349
NVIDIA Corp., Sr. Unscd. Notes	5.63	6/15/2056	100,000	90,551
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	4.30	8/19/2028	100,000	99,056
QUALCOMM, Inc., Sr. Unscd. Notes	4.50	5/20/2030	50,000	49,552
QUALCOMM, Inc., Sr. Unscd. Notes(a)	4.50	5/20/2052	25,000	19,413
QUALCOMM, Inc., Sr. Unscd. Notes(a)	5.40	5/20/2033	100,000	101,739
Texas Instruments, Inc., Sr. Unscd. Notes	4.60	2/8/2029	200,000	200,387
				2,263,658
Supranational Bank — 1.3%
African Development Bank, Sr. Unscd. Bonds(a)	4.00	3/18/2030	200,000	197,468
Asian Development Bank, Sr. Unscd. Notes	1.50	3/4/2031	200,000	176,016
Asian Development Bank, Sr. Unscd. Notes	1.88	1/24/2030	100,000	92,096
Asian Development Bank, Sr. Unscd. Notes	2.75	1/19/2028	90,000	88,095
Asian Development Bank, Sr. Unscd. Notes	3.88	9/28/2032	100,000	96,629
Asian Development Bank, Sr. Unscd. Notes	4.00	1/12/2033	55,000	53,315
Asian Development Bank, Sr. Unscd. Notes	4.25	5/28/2031	100,000	99,220
Asian Development Bank, Sr. Unscd. Notes	4.38	1/14/2028	150,000	149,861
Asian Development Bank, Sr. Unscd. Notes	4.38	3/22/2035	200,000	195,994
Corp. Andina de Fomento, Sr. Unscd. Notes	4.13	1/7/2028	100,000	99,872
Corp. Andina de Fomento, Sr. Unscd. Notes	5.00	1/24/2029	100,000	101,250
Council of Europe Development Bank, Sr. Unscd. Notes	3.63	5/8/2028	100,000	98,670
European Investment Bank, Sr. Unscd. Bonds	1.63	10/9/2029	150,000	138,082
European Investment Bank, Sr. Unscd. Bonds	3.75	2/14/2033	100,000	95,553
European Investment Bank, Sr. Unscd. Notes	3.88	3/15/2028	130,000	129,114
European Investment Bank, Sr. Unscd. Notes	4.00	2/15/2029	200,000	198,441
European Investment Bank, Sr. Unscd. Notes(a)	4.38	8/16/2033	100,000	98,829
Inter-American Development Bank, Sr. Unscd. Bonds	4.25	8/11/2031	100,000	99,146
Inter-American Development Bank, Sr. Unscd. Notes	3.13	9/18/2028	150,000	146,502
Inter-American Development Bank, Sr. Unscd. Notes	3.50	9/14/2029	100,000	97,541
Inter-American Development Bank, Sr. Unscd. Notes	3.50	4/12/2033	100,000	93,879
Inter-American Development Bank, Sr. Unscd. Notes	3.63	9/17/2031	100,000	96,246
Inter-American Development Bank, Sr. Unscd. Notes	4.38	7/16/2035	200,000	195,375
Inter-American Investment Corp., Sr. Unscd. Notes	4.13	2/15/2028	100,000	99,554
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	1.25	2/10/2031	175,000	152,480
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.88	10/16/2029	300,000	295,755
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.88	2/14/2030	100,000	98,423
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	4.50	5/20/2036	100,000	98,359
International Bank for Reconstruction & Development, Sr. Unscd. Notes	0.88	5/14/2030	200,000	175,860
International Bank for Reconstruction & Development, Sr. Unscd. Notes	3.50	7/12/2028	100,000	98,277
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.00	1/10/2031	300,000	294,984
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.50	4/10/2031	300,000	300,922

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.8% (continued)
Supranational Bank — 1.3% (continued)
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.63	1/15/2032	115,000	115,826
International Finance Corp., Sr. Unscd. Notes	4.25	7/14/2031	200,000	198,426
Nordic Investment Bank, Sr. Unscd. Notes	3.38	9/8/2027	200,000	197,999
The Asian Infrastructure Investment Bank, Sr. Unscd. Bonds	3.75	9/14/2027	100,000	99,414
				5,063,473
Technology Hardware & Equipment — .6%
Accenture Capital, Inc., Gtd. Notes	5.60	7/10/2036	100,000	99,378
Amdocs Ltd., Sr. Unscd. Notes	2.54	6/15/2030	100,000	90,127
Apple, Inc., Sr. Unscd. Bonds(a)	4.75	5/12/2035	100,000	99,012
Apple, Inc., Sr. Unscd. Notes	1.65	2/8/2031	175,000	154,161
Apple, Inc., Sr. Unscd. Notes	2.65	5/11/2050	120,000	69,701
Apple, Inc., Sr. Unscd. Notes	2.95	9/11/2049	75,000	46,720
Apple, Inc., Sr. Unscd. Notes	3.35	8/8/2032	45,000	42,064
Apple, Inc., Sr. Unscd. Notes	4.00	5/12/2028	100,000	99,441
Apple, Inc., Sr. Unscd. Notes(a)	4.10	8/8/2062	75,000	54,063
Apple, Inc., Sr. Unscd. Notes	4.15	5/10/2030	100,000	99,055
Apple, Inc., Sr. Unscd. Notes(a)	4.85	5/10/2053	200,000	175,271
Booz Allen Hamilton, Inc., Gtd. Notes(a)	5.95	8/4/2033	100,000	99,482
Dell International LLC/EMC Corp., Gtd. Notes(a)	3.45	12/15/2051	17,000	11,231
Dell International LLC/EMC Corp., Gtd. Notes(a)	5.40	4/15/2034	100,000	99,266
Dell International LLC/EMC Corp., Gtd. Notes	5.75	2/1/2033	200,000	204,034
Dell International LLC/EMC Corp., Sr. Unscd. Notes	8.35	7/15/2046	28,000	33,905
Hewlett Packard Enterprise Co., Sr. Unscd. Notes(a)	5.60	10/15/2054	100,000	87,075
International Business Machines Corp., Sr. Unscd. Notes	3.50	5/15/2029	220,000	212,713
International Business Machines Corp., Sr. Unscd. Notes	4.15	5/15/2039	105,000	87,375
International Business Machines Corp., Sr. Unscd. Notes	4.25	5/15/2049	160,000	115,797
Leidos, Inc., Gtd. Notes	2.30	2/15/2031	200,000	176,849
NetApp, Inc., Sr. Unscd. Notes	2.70	6/22/2030	200,000	183,118
				2,339,838
Telecommunication Services — 1.1%
America Movil SAB de CV, Gtd. Notes	6.38	3/1/2035	100,000	106,220
America Movil SAB de CV, Sr. Unscd. Notes(a)	4.38	4/22/2049	100,000	79,817
AT&T, Inc., Sr. Unscd. Notes	3.50	9/15/2053	165,000	99,776
AT&T, Inc., Sr. Unscd. Notes	3.80	12/1/2057	150,000	92,883
AT&T, Inc., Sr. Unscd. Notes	4.35	3/1/2029	200,000	197,594
AT&T, Inc., Sr. Unscd. Notes	4.40	4/30/2031	200,000	194,408
AT&T, Inc., Sr. Unscd. Notes(a)	4.50	5/15/2035	150,000	137,733
AT&T, Inc., Sr. Unscd. Notes	4.50	3/9/2048	191,000	144,107
AT&T, Inc., Sr. Unscd. Notes(a)	4.75	4/30/2033	100,000	96,018
AT&T, Inc., Sr. Unscd. Notes	5.85	4/30/2046	100,000	91,087
British Telecommunications Ltd., Sr. Unscd. Notes	9.63	12/15/2030	100,000	116,927
Cisco Systems, Inc., Sr. Unscd. Notes	5.05	2/26/2034	100,000	99,116
Cisco Systems, Inc., Sr. Unscd. Notes	5.50	1/15/2040	125,000	123,892
Corning, Inc., Sr. Unscd. Notes	3.90	11/15/2049	150,000	108,086
Deutsche Telekom International Finance BV, Gtd. Bonds	8.25	6/15/2030	150,000	167,028
Motorola Solutions, Inc., Sr. Unscd. Notes	5.00	4/15/2029	100,000	100,595
Orange SA, Sr. Unscd. Notes	9.00	3/1/2031	150,000	173,017
Rogers Communications, Inc., Gtd. Bonds(a)	7.50	8/15/2038	125,000	137,826
Telefonica Emisiones SA, Gtd. Notes	5.21	3/8/2047	150,000	126,535
Telefonica Emisiones SA, Gtd. Notes	7.05	6/20/2036	50,000	53,871

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.8% (continued)
Telecommunication Services — 1.1% (continued)
T-Mobile USA, Inc., Gtd. Notes	2.05	2/15/2028	150,000	144,167
T-Mobile USA, Inc., Gtd. Notes	2.55	2/15/2031	100,000	89,708
T-Mobile USA, Inc., Gtd. Notes	4.50	4/15/2050	100,000	75,576
T-Mobile USA, Inc., Gtd. Notes	4.63	1/15/2033	100,000	96,142
T-Mobile USA, Inc., Gtd. Notes	4.95	11/15/2035	100,000	94,812
T-Mobile USA, Inc., Gtd. Notes(a)	5.65	1/15/2053	100,000	88,142
T-Mobile USA, Inc., Gtd. Notes	5.80	9/15/2062	100,000	88,133
Verizon Communications, Inc., Sr. Unscd. Notes	2.36	3/15/2032	125,000	108,273
Verizon Communications, Inc., Sr. Unscd. Notes	2.88	11/20/2050	200,000	114,463
Verizon Communications, Inc., Sr. Unscd. Notes	3.70	3/22/2061	200,000	125,825
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	227,000	221,595
Verizon Communications, Inc., Sr. Unscd. Notes	4.33	9/21/2028	74,000	73,492
Verizon Communications, Inc., Sr. Unscd. Notes	4.78	2/15/2035	200,000	189,022
Verizon Communications, Inc., Sr. Unscd. Notes	5.00	1/15/2036	45,000	42,701
Verizon Communications, Inc., Sr. Unscd. Notes	5.88	11/30/2055	65,000	59,419
Vodafone Group PLC, Sr. Unscd. Notes	5.63	2/10/2053	100,000	88,510
Vodafone Group PLC, Sr. Unscd. Notes	5.75	2/10/2063	30,000	26,403
Vodafone Group PLC, Sr. Unscd. Notes	7.88	2/15/2030	13,000	14,216
				4,187,135
Transportation — .4%
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	6.15	5/1/2037	200,000	212,847
Canadian National Railway Co., Sr. Unscd. Notes	4.38	9/18/2034	150,000	142,602
Canadian Pacific Railway Co., Gtd. Notes	4.95	8/15/2045	150,000	133,064
CSX Corp., Sr. Unscd. Notes	3.80	3/1/2028	100,000	98,964
CSX Corp., Sr. Unscd. Notes	4.30	3/1/2048	50,000	39,918
CSX Corp., Sr. Unscd. Notes	4.90	3/15/2055	100,000	85,246
Norfolk Southern Corp., Sr. Unscd. Notes	5.05	8/1/2030	100,000	100,873
Norfolk Southern Corp., Sr. Unscd. Notes(a)	5.35	8/1/2054	100,000	90,025
Union Pacific Corp., Sr. Unscd. Notes	3.80	4/6/2071	55,000	35,962
Union Pacific Corp., Sr. Unscd. Notes	3.84	3/20/2060	143,000	97,879
Union Pacific Corp., Sr. Unscd. Notes	3.85	2/14/2072	50,000	33,376
Union Pacific Corp., Sr. Unscd. Notes	3.95	9/10/2028	105,000	103,863
United Parcel Service, Inc., Sr. Unscd. Notes(a)	4.88	3/3/2033	100,000	99,924
United Parcel Service, Inc., Sr. Unscd. Notes	6.05	5/14/2065	100,000	97,420
				1,371,963
Utilities — 2.5%
AEP Texas, Inc., Sr. Unscd. Notes, Ser. H	3.45	1/15/2050	100,000	65,565
Alabama Power Co., Sr. Unscd. Notes	3.13	7/15/2051	150,000	94,225
Ameren Illinois Co., First Mortgage Bonds(a)	1.55	11/15/2030	100,000	87,294
Ameren Illinois Co., First Mortgage Bonds	4.50	3/15/2049	100,000	81,099
American Water Capital Corp., Sr. Unscd. Notes(a)	3.75	9/1/2047	110,000	79,965
American Water Capital Corp., Sr. Unscd. Notes	5.70	9/1/2055	100,000	94,650
Arizona Public Service Co., Sr. Unscd. Notes	4.25	3/1/2049	150,000	114,257
Atmos Energy Corp., Sr. Unscd. Notes	1.50	1/15/2031	150,000	130,271
Atmos Energy Corp., Sr. Unscd. Notes	6.20	11/15/2053	100,000	102,110
Baltimore Gas & Electric Co., Sr. Unscd. Notes	5.45	6/1/2035	100,000	99,775
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.80	7/15/2048	100,000	71,618
Berkshire Hathaway Energy Co., Sr. Unscd. Notes(a)	5.15	11/15/2043	100,000	90,680
Commonwealth Edison Co., First Mortgage Bonds	4.00	3/1/2049	100,000	74,652
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs., Ser. 6-B	6.20	6/15/2036	100,000	105,468

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.8% (continued)
Utilities — 2.5% (continued)
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	5.50	3/15/2034	100,000	101,778
Constellation Energy Generation LLC, Sr. Unscd. Notes	3.90	1/8/2028	200,000	198,287
Constellation Energy Generation LLC, Sr. Unscd. Notes	6.25	10/1/2039	50,000	51,102
Consumers Energy Co., First Mortgage Bonds	2.65	8/15/2052	58,000	33,332
Consumers Energy Co., First Mortgage Bonds	4.90	2/15/2029	100,000	100,621
Dominion Energy, Inc., Jr. Sub. Notes	6.00	2/15/2056	100,000	99,047
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. C	3.38	4/1/2030	200,000	189,602
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. E	6.30	3/15/2033	100,000	105,049
DTE Electric Co., First Mortgage Bonds, Ser. C(a)	2.63	3/1/2031	150,000	136,289
Duke Energy Carolinas LLC, First Mortgage Bonds	3.20	8/15/2049	100,000	64,422
Duke Energy Corp., Sr. Unscd. Notes(a)	4.50	8/15/2032	200,000	193,233
Duke Energy Corp., Sr. Unscd. Notes	5.45	6/15/2034	200,000	200,769
Duke Energy Florida LLC, First Mortgage Bonds	6.40	6/15/2038	150,000	159,835
Duke Energy Ohio, Inc., First Mortgage Bonds	5.65	4/1/2053	100,000	93,184
Duke Energy Progress LLC, First Mortgage Bonds	5.10	3/15/2034	100,000	99,832
Duke Energy Progress NC Storm Funding LLC, Sr. Scd. Notes, Ser. A2	2.39	7/1/2037	150,000	126,789
Emera US Finance LP, Gtd. Notes(a)	4.75	6/15/2046	100,000	81,950
Entergy Arkansas LLC, First Mortgage Bonds	5.45	6/1/2034	100,000	101,082
Entergy Louisiana LLC, First Mortgage Bonds	1.60	12/15/2030	100,000	87,250
Entergy Texas, Inc., First Mortgage Bonds	5.80	9/1/2053	100,000	94,742
Evergy Kansas Central, Inc., First Mortgage Bonds	3.45	4/15/2050	150,000	101,134
Eversource Energy, Sr. Unscd. Notes	4.45	12/15/2030	100,000	97,549
Exelon Corp., Sr. Unscd. Notes	5.88	3/15/2055	100,000	93,906
FirstEnergy Transmission LLC, Sr. Unscd. Notes	5.00	1/15/2035	100,000	96,865
Florida Power & Light Co., First Mortgage Bonds	3.99	3/1/2049	100,000	74,904
Florida Power & Light Co., First Mortgage Bonds	4.05	10/1/2044	200,000	157,919
Idaho Power Co., First Mortgage Notes, Ser. K	4.20	3/1/2048	117,000	91,310
Indiana Michigan Power Co., Sr. Unscd. Notes	6.05	3/15/2037	150,000	156,074
Interstate Power & Light Co., Sr. Unscd. Debs.	3.70	9/15/2046	75,000	54,385
Interstate Power & Light Co., Sr. Unscd. Notes	4.10	9/26/2028	150,000	148,229
Jersey Central Power & Light Co., Sr. Unscd. Notes	5.10	1/15/2035	100,000	97,901
National Fuel Gas Co., Sr. Unscd. Notes	5.95	3/15/2035	100,000	101,729
National Rural Utilities Cooperative Finance Corp., Scd. Notes	4.15	12/15/2032	100,000	95,175
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	5.15	6/15/2029	100,000	101,130
NextEra Energy Capital Holdings, Inc., Gtd. Debs.(a)	5.65	5/1/2079	150,000	148,981
NextEra Energy Capital Holdings, Inc., Gtd. Notes	4.90	2/28/2028	100,000	100,479
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.05	2/28/2033	100,000	98,711
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.25	2/28/2053	30,000	25,772
NextEra Energy Capital Holdings, Inc., Gtd. Notes, Ser. CC	6.63	10/1/2066	100,000	97,444
NiSource, Inc., Sr. Unscd. Notes	1.70	2/15/2031	150,000	129,957
NiSource, Inc., Sr. Unscd. Notes	5.30	5/18/2036	100,000	97,882
Northern States Power Co., First Mortgage Bonds	5.65	6/15/2054	100,000	94,413
Oglethorpe Power Corp., First Mortgage Bonds	5.80	6/1/2054	100,000	93,723
Ohio Power Co., Sr. Unscd. Notes	5.65	6/1/2034	100,000	101,479
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	5.80	4/1/2055	100,000	95,213
Pacific Gas & Electric Co., First Mortgage Bonds	4.50	7/1/2040	215,000	180,724
Pacific Gas & Electric Co., First Mortgage Bonds	4.95	7/1/2050	145,000	117,056
PacifiCorp, First Mortgage Bonds	5.30	2/15/2031	100,000	100,639
PacifiCorp, First Mortgage Bonds	5.80	1/15/2055	100,000	90,428
PECO Energy Co., First Mortgage Bonds	5.25	9/15/2054	100,000	88,612

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.8% (continued)
Utilities — 2.5% (continued)
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A2	4.72	6/1/2037	100,000	96,829
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A4	5.21	12/1/2047	100,000	91,373
PPL Electric Utilities Corp., First Mortgage Bonds	3.00	10/1/2049	100,000	62,979
Progress Energy, Inc., Sr. Unscd. Notes	7.75	3/1/2031	100,000	110,814
Public Service Co. of Colorado, First Mortgage Bonds	4.15	3/13/2029	100,000	98,710
Public Service Co. of Colorado, First Mortgage Bonds	5.15	9/15/2035	100,000	97,468
Public Service Electric & Gas Co., First Mortgage Bonds	5.45	8/1/2053	100,000	92,204
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	1.60	8/15/2030	200,000	175,011
Puget Sound Energy, Inc., Sr. Scd. Notes	3.25	9/15/2049	100,000	65,337
San Diego Gas & Electric Co., First Mortgage Bonds, Ser. EEEE	5.95	3/15/2056	100,000	96,455
San Diego Gas & Electric Co., First Mortgage Bonds, Ser. UUU	3.32	4/15/2050	100,000	64,681
Sempra, Sr. Unscd. Notes	4.00	2/1/2048	50,000	36,349
Southern California Edison Co., First Mortgage Bonds(a)	3.65	2/1/2050	150,000	99,296
Southern California Edison Co., First Mortgage Bonds(a)	5.95	11/1/2032	100,000	103,274
Southern California Edison Co., First Mortgage Bonds	6.20	9/15/2055	100,000	95,167
Southern California Edison Co., Sr. Unscd. Notes	6.65	4/1/2029	100,000	103,599
Southern California Gas Co., First Mortgage Bonds	6.00	6/15/2055	100,000	97,569
Southern Co. Gas Capital Corp., Gtd. Notes, Ser. 21A	3.15	9/30/2051	100,000	62,493
Southern Co. Gas Capital Corp., Gtd. Notes, Ser. A	4.05	9/15/2028	75,000	74,124
Southern Power Co., Sr. Unscd. Notes	4.80	6/15/2031	100,000	98,950
Southern Power Co., Sr. Unscd. Notes, Ser. A	4.25	10/1/2030	120,000	116,965
Southwestern Electric Power Co., Sr. Unscd. Notes, Ser. M	4.10	9/15/2028	150,000	147,906
Southwestern Public Service Co., First Mortgage Bonds	3.40	8/15/2046	100,000	69,618
Tampa Electric Co., Sr. Unscd. Notes	4.35	5/15/2044	100,000	81,373
The Connecticut Light & Power Company, First Mortgage Bonds	4.95	8/15/2034	100,000	97,523
Tucson Electric Power Co., Sr. Unscd. Notes	4.00	6/15/2050	75,000	55,449
Virginia Electric & Power Co., Sr. Unscd. Notes	5.15	3/15/2035	100,000	97,721
Virginia Electric & Power Co., Sr. Unscd. Notes	5.30	8/15/2033	100,000	100,232
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. C	4.63	5/15/2052	100,000	79,968
Washington Gas Light Co., Sr. Unscd. Notes, Ser. K	3.80	9/15/2046	75,000	55,366
Wisconsin Electric Power Co., Sr. Unscd. Debs.	4.75	9/30/2032	100,000	98,919
Wisconsin Electric Power Co., Sr. Unscd. Notes	4.60	10/1/2034	100,000	96,441
Xcel Energy, Inc., Sr. Unscd. Notes	5.45	8/15/2033	100,000	100,333
				9,760,043
Total Corporate Bonds and Notes (cost $107,329,332)				98,984,899
Foreign Governmental — 1.4%
Canada, Sr. Unscd. Notes(a)	4.00	3/18/2030	200,000	197,757
Export Development Canada, Govt. Gtd. Bonds	4.00	6/20/2030	100,000	98,683
Export Development Canada, Govt. Gtd. Notes	3.88	2/14/2028	100,000	99,403
Export-Import Bank of Korea, Sr. Unscd. Notes	5.00	1/11/2028	300,000	302,622
Hungary, Sr. Unscd. Notes, Ser. 30Y	7.63	3/29/2041	150,000	172,963
Hydro-Quebec, Govt. Gtd. Debs., Ser. HK	9.38	4/15/2030	20,000	23,123
Indonesia, Sr. Unscd. Bonds	4.90	4/16/2036	200,000	188,534
Indonesia, Sr. Unscd. Notes	3.50	1/11/2028	300,000	296,704
Israel, Sr. Unscd. Bonds, Ser. 30Y	3.88	7/3/2050	250,000	173,716
Israel, Sr. Unscd. Notes, Ser. 10Y	5.63	2/19/2035	200,000	201,371
Japan Bank for International Cooperation, Govt. Gtd. Notes	2.00	10/17/2029	300,000	277,938
Mexico, Sr. Unscd. Notes	4.28	8/14/2041	300,000	228,150
Mexico, Sr. Unscd. Notes	5.00	4/27/2051	250,000	187,875

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Foreign Governmental — 1.4% (continued)
Mexico, Sr. Unscd. Notes	5.55	1/21/2045	200,000	173,990
Mexico, Sr. Unscd. Notes	6.40	5/7/2054	200,000	180,150
Panama, Sr. Unscd. Bonds	3.88	3/17/2028	250,000	245,188
Panama, Sr. Unscd. Notes	6.40	2/14/2035	100,000	103,450
Peru, Sr. Unscd. Bonds	6.55	3/14/2037	370,000	393,606
Philippines, Sr. Unscd. Bonds	3.70	2/2/2042	200,000	152,818
Philippines, Sr. Unscd. Notes	5.17	10/13/2027	200,000	201,959
Philippines, Sr. Unscd. Notes	5.61	4/13/2033	200,000	203,667
Poland, Bonds, Ser. 10Y	5.38	2/12/2035	200,000	199,821
Poland, Sr. Unscd. Notes, Ser. 10Y	5.13	9/18/2034	60,000	59,281
Poland, Sr. Unscd. Notes, Ser. 30Y	5.50	3/18/2054	75,000	67,183
Province of Alberta Canada, Sr. Unscd. Notes	3.30	3/15/2028	80,000	78,744
Province of British Columbia Canada, Sr. Unscd. Bonds	4.05	4/23/2031	65,000	63,673
Province of Ontario Canada, Unscd. Bonds	4.85	6/11/2035	250,000	249,931
Province of Quebec Canada, Sr. Unscd. Debs., Ser. PD	7.50	9/15/2029	100,000	108,879
Republic of Poland, Sr. Unscd. Notes, Ser. 30Y	6.13	4/14/2056	200,000	192,641
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	105,000	90,011
Uruguay, Sr. Unscd. Bonds	7.63	3/21/2036	300,000	346,050
Total Foreign Governmental (cost $6,010,464)				5,559,881
Municipal Securities — .6%
American Municipal Power, Inc., Revenue Bonds (Combined Hydroelectric Projects) Ser. B	8.08	2/15/2050	100,000	120,253
Bay Area Toll Authority, Revenue Bonds (Build America Bond) Ser. F2	6.26	4/1/2049	150,000	152,703
California, GO	3.50	4/1/2028	100,000	98,729
California, GO (Build America Bonds)	7.55	4/1/2039	150,000	173,103
California, GO, Refunding	4.88	9/1/2030	200,000	202,648
Connecticut, GO, Ser. A	5.85	3/15/2032	200,000	208,634
Illinois, GO	5.10	6/1/2033	183,399	183,484
Massachusetts, GO (Build America Bond) Ser. D	4.50	8/1/2031	200,000	196,314
Massachusetts School Building Authority, Revenue Bonds (Build America Bond)	5.72	8/15/2039	100,000	101,342
New Jersey Turnpike Authority, Revenue Bonds, Ser. F	7.41	1/1/2040	100,000	114,277
New York City, GO (Sustainable Bond) Ser. B1	5.83	10/1/2053	20,000	19,375
New York City Municipal Water Finance Authority, Revenue Bonds (Build America Bond)	5.95	6/15/2042	200,000	198,562
Oklahoma Development Finance Authority, Revenue Bonds (Oklahoma Natural Gas Company)	4.71	5/1/2052	100,000	88,133
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 192	4.81	10/15/2065	150,000	129,375
Texas, GO (Build America Bond)	5.52	4/1/2039	93,731	93,285
Texas Natural Gas Securitization Finance Corp., Revenue Bonds (Winter Storm Uri)	5.17	4/1/2041	100,000	99,385
Total Municipal Securities (cost $2,306,234)				2,179,602
U.S. Government Agencies Commercial Mortgage-Backed — .7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K103, Cl. A2(c)	2.65	11/25/2029	400,000	376,418
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K104, Cl. A2(c)	2.25	1/25/2030	400,000	370,886
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K106, Cl. A1(c)	1.78	10/25/2029	123,582	117,730

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Government Agencies Commercial Mortgage-Backed — .7% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K112, Cl. A2(c)	1.31	5/25/2030	200,000	177,290
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K126, Cl. A2(c)	2.07	1/25/2031	400,000	359,201
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1514, Cl. A2(c)	2.86	10/25/2034	400,000	345,102
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1516, Cl. A2(c)	1.72	5/25/2035	200,000	154,659
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1521, Cl. A2(c)	2.18	8/25/2036	300,000	234,150
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K765, Cl. A2(c)	4.17	2/25/2033	200,000	192,700
Federal National Mortgage Association, ACES, Ser. 2019-M12, Cl. A2(c)	2.89	6/25/2029	231,129	221,314
Federal National Mortgage Association, ACES, Ser. 2020-M14, Cl. A2(c)	1.78	5/25/2030	269,864	244,743
Federal National Mortgage Association, ACES, Ser. 2022-M1, Cl. A2(c)	1.67	10/25/2031	100,000	86,003
Total U.S. Government Agencies Commercial Mortgage-Backed (cost $3,398,549)				2,880,196

U.S. Government Agencies Mortgage-Backed — 25.5%
Federal Home Loan Mortgage Corp.:
1.50%, 2/1/2036-3/1/2052(c)	1,366,038	1,143,934
2.00%, 8/1/2028-2/1/2052(c)	7,631,422	6,147,777
2.50%, 3/1/2028-5/1/2052(c)	5,425,716	4,537,283
3.00%, 10/1/2026-3/1/2052(c)	3,229,377	2,867,914
3.50%, 8/1/2030-7/1/2052(c)	1,380,535	1,253,330
4.00%, 9/1/2035-7/1/2052(c)	1,206,675	1,129,303
4.50%, 8/1/2030-11/1/2052(c)	1,589,911	1,525,198
5.00%, 7/1/2028-2/1/2048(c)	325,803	324,171
5.50%, 5/1/2027-2/1/2053(c)	205,956	206,179
6.00%, 8/1/2028-7/1/2039(c)	155,122	159,532
6.33%, 8/1/2034, (1 Year U.S. Treasury Yield Curve Constant Rate +2.25%)(c),(d)	154	158
6.50%, 3/1/2028-9/1/2037(c)	33,477	35,150
7.00%, 1/1/2028-9/1/2031(c)	2,775	2,910
7.50%, 8/1/2027-7/1/2030(c)	174	177
8.00%, 8/1/2026-10/1/2031(c)	306	315
8.50%, 6/1/2030(c)	21	21
Federal National Mortgage Association:
1.50%, 9/1/2035-9/1/2051(c)	2,573,668	2,063,271
1.50%, 8/15/2056(c),(e)	150,000	111,680
2.00%, 7/1/2028-6/1/2052(c)	11,252,640	9,103,941
2.50%, 7/1/2027-5/1/2052(c)	8,535,819	7,160,824
2.50%, 8/1/2041(c),(f)	25,000	23,119
3.00%, 10/1/2026-3/1/2052(c)	5,847,441	5,158,479
3.50%, 12/1/2026-6/1/2052(c)	3,310,755	3,028,044
4.00%, 12/1/2030-9/1/2052(c)	3,488,298	3,282,164
4.00%, 8/1/2041(c),(e)	175,000	167,651
4.50%, 9/1/2030-4/1/2049(c)	1,040,249	1,006,401
4.50%, 8/1/2041-8/1/2056(c),(e)	875,000	833,063
5.00%, 11/1/2028-6/1/2049(c)	468,017	464,770
5.00%, 8/1/2041-9/1/2056(c),(e)	5,875,000	5,678,468
5.50%, 1/1/2032-12/1/2038(c)	248,404	250,333
5.50%, 8/15/2041-9/1/2056(c),(e)	7,025,000	6,956,449

Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — 25.5% (continued)
6.00%, 1/1/2029-11/1/2038(c)	330,067	339,452
6.00%, 8/15/2041-8/1/2055(c),(e)	5,025,000	5,081,985
6.50%, 2/1/2028-10/1/2037(c)	74,463	77,133
6.50%, 8/1/2054(c),(e)	1,975,000	2,036,332
7.00%, 9/1/2027-7/1/2032(c)	4,619	4,839
7.00%, 8/15/2056(c),(e)	400,000	418,959
7.50%, 4/1/2027-6/1/2031(c)	2,084	2,112
8.00%, 5/1/2027-8/1/2030(c)	225	230
8.50%, 7/1/2030(c)	54	56
Government National Mortgage Association I:
2.50%, 2/15/2028-9/15/2046	69,044	58,732
3.00%, 9/15/2042-8/15/2045	330,218	291,041
3.50%, 11/15/2041-8/15/2045	239,966	218,382
4.00%, 2/15/2041-9/15/2045	273,439	252,987
4.50%, 3/15/2039-2/15/2041	261,192	253,862
5.00%, 7/15/2033-4/15/2040	328,018	326,953
5.50%, 2/15/2033-11/15/2038	132,123	133,831
6.00%, 1/15/2029-10/15/2036	36,363	37,276
6.50%, 9/15/2031-11/15/2033	12,192	12,430
7.00%, 10/15/2027-8/15/2032	7,735	7,901
7.50%, 12/15/2026-11/15/2030	1,622	1,643
8.00%, 12/15/2029-3/15/2032	1,395	1,444
8.25%, 6/15/2027	54	55
Government National Mortgage Association II:
2.00%, 9/20/2050-5/20/2052	3,735,849	3,000,079
2.50%, 3/20/2027-7/20/2052	3,505,885	2,939,310
2.50%, 8/20/2056(e)	50,000	41,742
3.00%, 1/20/2028-5/20/2052	3,972,380	3,494,915
3.50%, 9/20/2028-9/20/2052	3,547,191	3,207,609
4.00%, 9/20/2043-9/20/2052	1,515,961	1,412,556
4.50%, 7/20/2041-8/20/2052	1,262,950	1,210,179
4.50%, 8/20/2052(e)	525,000	492,166
5.00%, 9/20/2040-2/20/2049	93,490	92,836
5.00%, 8/20/2056-9/15/2056(e)	3,050,000	2,951,387
5.50%, 10/20/2031-6/20/2041	22,406	22,776
5.50%, 8/20/2056-9/15/2056(e)	2,800,000	2,781,792
6.00%, 8/20/2056-9/15/2056(e)	1,400,000	1,422,970
6.50%, 2/20/2028	24	25
6.50%, 8/20/2056-9/15/2056(e)	500,000	516,606
7.00%, 8/15/2056(e)	100,000	103,584
Total U.S. Government Agencies Mortgage-Backed (cost $107,265,595)		97,870,176

	Coupon Rate (%)	Maturity Date
U.S. Government Agencies Obligations — .5%
Federal Farm Credit Banks Funding Corp., Bonds	1.65	7/23/2035	200,000	153,368
Federal Home Loan Banks, Bonds	3.25	11/16/2028	500,000	489,144
Federal National Mortgage Association, Notes(c)	6.25	5/15/2029	540,000	567,064
Federal National Mortgage Association, Unscd. Notes(c)	0.75	10/8/2027	500,000	480,245

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Government Agencies Obligations — .5% (continued)
Tennessee Valley Authority, Sr. Unscd. Bonds	5.25	9/15/2039	150,000	152,112
Tennessee Valley Authority, Sr. Unscd. Bonds	6.15	1/15/2038	165,000	183,462
Total U.S. Government Agencies Obligations (cost $2,047,688)				2,025,395
U.S. Treasury Securities — 45.8%
U.S. Treasury Bonds(a)	1.13	5/15/2040	300,000	183,147
U.S. Treasury Bonds	1.88	11/15/2051	745,000	387,458
U.S. Treasury Bonds	2.00	11/15/2041	95,000	63,242
U.S. Treasury Bonds	2.00	8/15/2051	300,000	161,813
U.S. Treasury Bonds	2.25	8/15/2049	705,000	416,556
U.S. Treasury Bonds	2.25	2/15/2052	870,000	496,546
U.S. Treasury Bonds	2.38	2/15/2042	195,000	136,732
U.S. Treasury Bonds	2.38	11/15/2049	425,000	257,357
U.S. Treasury Bonds(a)	2.38	5/15/2051	895,000	531,266
U.S. Treasury Bonds	2.50	2/15/2046	800,000	527,094
U.S. Treasury Bonds	2.50	5/15/2046	510,000	334,717
U.S. Treasury Bonds	2.75	8/15/2042	310,000	227,608
U.S. Treasury Bonds	2.75	11/15/2042	1,022,000	746,459
U.S. Treasury Bonds	2.75	8/15/2047	270,000	182,203
U.S. Treasury Bonds	2.75	11/15/2047	85,000	57,172
U.S. Treasury Bonds	2.88	5/15/2043	2,040,000	1,503,623
U.S. Treasury Bonds	2.88	5/15/2049	2,386,000	1,614,092
U.S. Treasury Bonds	2.88	5/15/2052	2,415,000	1,587,155
U.S. Treasury Bonds	3.00	5/15/2042	320,000	245,113
U.S. Treasury Bonds	3.00	2/15/2048	140,000	98,339
U.S. Treasury Bonds	3.00	8/15/2048	645,000	450,517
U.S. Treasury Bonds	3.00	2/15/2049	185,000	128,524
U.S. Treasury Bonds	3.00	8/15/2052	1,265,000	852,096
U.S. Treasury Bonds	3.13	11/15/2041	190,000	149,632
U.S. Treasury Bonds	3.13	2/15/2042	175,000	137,102
U.S. Treasury Bonds	3.13	2/15/2043	365,000	280,465
U.S. Treasury Bonds	3.13	5/15/2048	180,000	129,002
U.S. Treasury Bonds	3.25	5/15/2042	245,000	194,143
U.S. Treasury Bonds	3.38	8/15/2042	540,000	433,434
U.S. Treasury Bonds	3.38	5/15/2044	640,000	500,650
U.S. Treasury Bonds	3.38	11/15/2048	1,285,000	958,680
U.S. Treasury Bonds	3.63	8/15/2043	615,000	503,363
U.S. Treasury Bonds	3.63	2/15/2044	1,798,000	1,462,771
U.S. Treasury Bonds	3.63	2/15/2053	375,000	285,315
U.S. Treasury Bonds	3.63	5/15/2053	1,770,000	1,345,165
U.S. Treasury Bonds	3.75	8/15/2041	125,000	107,305
U.S. Treasury Bonds	3.75	11/15/2043	1,730,000	1,436,373
U.S. Treasury Bonds	3.88	8/15/2040	50,000	44,246
U.S. Treasury Bonds	3.88	2/15/2043	1,015,000	864,851
U.S. Treasury Bonds	3.88	5/15/2043	1,055,000	896,585
U.S. Treasury Bonds	4.00	11/15/2042	350,000	304,015
U.S. Treasury Bonds(a)	4.00	11/15/2052	290,000	236,276
U.S. Treasury Bonds	4.13	8/15/2044	710,000	616,729
U.S. Treasury Bonds	4.13	8/15/2053	1,665,000	1,384,812
U.S. Treasury Bonds	4.25	5/15/2039	880,000	826,461
U.S. Treasury Bonds	4.25	2/15/2054	720,000	611,466

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 45.8% (continued)
U.S. Treasury Bonds(a)	4.25	8/15/2054	1,170,000	993,860
U.S. Treasury Bonds	4.38	2/15/2038	180,000	174,069
U.S. Treasury Bonds	4.38	11/15/2039	65,000	61,339
U.S. Treasury Bonds	4.38	5/15/2040	580,000	544,362
U.S. Treasury Bonds	4.38	5/15/2041	550,000	509,728
U.S. Treasury Bonds	4.38	8/15/2043	465,000	420,498
U.S. Treasury Bonds(a)	4.50	8/15/2039	160,000	153,338
U.S. Treasury Bonds	4.50	2/15/2044	415,000	379,822
U.S. Treasury Bonds	4.50	11/15/2054	435,000	385,451
U.S. Treasury Bonds	4.63	5/15/2044	335,000	311,066
U.S. Treasury Bonds	4.63	11/15/2044	150,000	138,908
U.S. Treasury Bonds	4.63	11/15/2045	650,000	599,371
U.S. Treasury Bonds	4.63	2/15/2046	220,000	202,727
U.S. Treasury Bonds	4.63	5/15/2054	1,300,000	1,175,941
U.S. Treasury Bonds	4.63	2/15/2055	800,000	723,688
U.S. Treasury Bonds(a)	4.63	11/15/2055	585,000	529,471
U.S. Treasury Bonds(a)	4.75	2/15/2041	725,000	702,315
U.S. Treasury Bonds	4.75	11/15/2043	85,000	80,403
U.S. Treasury Bonds	4.75	11/15/2053	1,750,000	1,613,042
U.S. Treasury Bonds	4.75	8/15/2055	550,000	507,955
U.S. Treasury Bonds(a)	4.75	2/15/2056	345,000	318,882
U.S. Treasury Bonds	4.88	8/15/2045	265,000	252,599
U.S. Treasury Bonds	5.00	5/15/2037	695,000	712,714
U.S. Treasury Bonds	5.00	5/15/2045	400,000	387,633
U.S. Treasury Bonds(a)	5.00	5/15/2046	200,000	193,484
U.S. Treasury Bonds	5.00	5/15/2056	700,000	673,367
U.S. Treasury Bonds	5.25	11/15/2028	5,000	5,105
U.S. Treasury Bonds	5.25	2/15/2029	205,000	210,149
U.S. Treasury Bonds	5.38	2/15/2031	25,000	26,005
U.S. Treasury Bonds	6.13	11/15/2027	85,000	87,022
U.S. Treasury Bonds	6.25	5/15/2030	175,000	186,361
U.S. Treasury Notes	0.38	9/30/2027	1,370,000	1,311,561
U.S. Treasury Notes	0.50	10/31/2027	1,725,000	1,648,521
U.S. Treasury Notes	0.63	12/31/2027	775,000	737,128
U.S. Treasury Notes	0.63	5/15/2030	1,710,000	1,488,234
U.S. Treasury Notes	0.63	8/15/2030	1,796,000	1,548,103
U.S. Treasury Notes	0.88	11/15/2030	685,000	591,602
U.S. Treasury Notes	1.13	2/15/2031	2,155,000	1,867,863
U.S. Treasury Notes	1.25	5/31/2028	770,000	729,620
U.S. Treasury Notes	1.25	6/30/2028	1,625,000	1,535,974
U.S. Treasury Notes	1.25	9/30/2028	265,000	248,494
U.S. Treasury Notes(a)	1.25	8/15/2031	2,465,000	2,113,304
U.S. Treasury Notes	1.38	10/31/2028	1,750,000	1,641,548
U.S. Treasury Notes(a)	1.50	11/30/2028	860,000	807,090
U.S. Treasury Notes	1.50	2/15/2030	1,445,000	1,310,688
U.S. Treasury Notes	1.63	8/15/2029	300,000	277,318
U.S. Treasury Notes	2.25	11/15/2027	1,970,000	1,922,097
U.S. Treasury Notes	2.38	3/31/2029	1,560,000	1,484,285
U.S. Treasury Notes	2.63	2/15/2029	565,000	542,312
U.S. Treasury Notes	2.75	5/31/2029	210,000	201,288
U.S. Treasury Notes(a)	3.13	11/15/2028	890,000	867,524

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 45.8% (continued)
U.S. Treasury Notes	3.38	9/15/2027	530,000	525,383
U.S. Treasury Notes	3.38	11/30/2027	1,075,000	1,063,368
U.S. Treasury Notes(a)	3.38	12/31/2027	1,060,000	1,047,578
U.S. Treasury Notes(a)	3.38	2/29/2028	855,000	843,845
U.S. Treasury Notes(a)	3.38	9/15/2028	1,025,000	1,006,182
U.S. Treasury Notes	3.38	5/15/2033	1,115,000	1,038,888
U.S. Treasury Notes	3.50	9/30/2027	1,105,000	1,096,497
U.S. Treasury Notes	3.50	10/31/2027	715,000	708,855
U.S. Treasury Notes	3.50	1/31/2028	670,000	662,803
U.S. Treasury Notes	3.50	4/30/2028	825,000	814,510
U.S. Treasury Notes	3.50	10/15/2028	910,000	894,804
U.S. Treasury Notes	3.50	11/15/2028	905,000	889,233
U.S. Treasury Notes	3.50	12/15/2028	140,000	137,479
U.S. Treasury Notes(a)	3.50	1/15/2029	700,000	686,848
U.S. Treasury Notes(a)	3.50	2/15/2029	700,000	686,301
U.S. Treasury Notes(a)	3.50	3/15/2029	765,000	749,640
U.S. Treasury Notes	3.50	1/31/2030	35,000	34,022
U.S. Treasury Notes	3.50	4/30/2030	120,000	116,381
U.S. Treasury Notes	3.50	11/30/2030	1,090,000	1,051,169
U.S. Treasury Notes	3.50	2/15/2033	855,000	805,186
U.S. Treasury Notes	3.63	8/31/2027	460,000	457,341
U.S. Treasury Notes(a)	3.63	3/31/2028	910,000	900,847
U.S. Treasury Notes	3.63	5/31/2028	700,000	692,166
U.S. Treasury Notes	3.63	8/15/2028	1,010,000	997,178
U.S. Treasury Notes(a)	3.63	8/31/2029	1,235,000	1,209,721
U.S. Treasury Notes	3.63	3/31/2030	155,000	151,095
U.S. Treasury Notes(a)	3.63	8/31/2030	1,360,000	1,320,873
U.S. Treasury Notes	3.63	9/30/2030	1,750,000	1,698,867
U.S. Treasury Notes	3.63	10/31/2030	900,000	873,070
U.S. Treasury Notes(a)	3.63	12/31/2030	2,050,000	1,985,938
U.S. Treasury Notes	3.63	9/30/2031	350,000	336,909
U.S. Treasury Notes	3.75	8/15/2027	210,000	209,079
U.S. Treasury Notes(a)	3.75	4/15/2028	800,000	793,313
U.S. Treasury Notes	3.75	4/30/2028	890,000	882,508
U.S. Treasury Notes	3.75	5/15/2028	1,000,000	991,172
U.S. Treasury Notes	3.75	6/30/2030	950,000	928,384
U.S. Treasury Notes	3.88	10/15/2027	1,240,000	1,235,326
U.S. Treasury Notes	3.88	11/30/2027	795,000	791,460
U.S. Treasury Notes(a)	3.88	3/31/2028	910,000	904,526
U.S. Treasury Notes	3.88	6/15/2028	1,095,000	1,087,301
U.S. Treasury Notes	3.88	7/15/2028	460,000	456,568
U.S. Treasury Notes	3.88	4/15/2029	750,000	741,504
U.S. Treasury Notes(a)	3.88	5/15/2029	730,000	721,445
U.S. Treasury Notes	3.88	9/30/2029	370,000	364,927
U.S. Treasury Notes	3.88	4/30/2030	1,160,000	1,139,995
U.S. Treasury Notes	3.88	6/30/2030	1,300,000	1,276,057
U.S. Treasury Notes	3.88	7/31/2030	1,790,000	1,756,298
U.S. Treasury Notes	3.88	3/31/2031	925,000	904,061
U.S. Treasury Notes(a)	3.88	4/30/2031	1,300,000	1,270,014
U.S. Treasury Notes	3.88	9/30/2032	1,315,000	1,270,362
U.S. Treasury Notes	3.88	8/15/2033	2,080,000	1,993,875

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 45.8% (continued)
U.S. Treasury Notes	3.88	8/15/2034	2,290,000	2,175,053
U.S. Treasury Notes(a)	4.00	12/15/2027	1,090,000	1,086,807
U.S. Treasury Notes	4.00	2/29/2028	1,330,000	1,325,013
U.S. Treasury Notes(a)	4.00	5/31/2028	870,000	866,007
U.S. Treasury Notes	4.00	6/30/2028	1,210,000	1,203,997
U.S. Treasury Notes	4.00	1/31/2029	600,000	595,535
U.S. Treasury Notes	4.00	7/31/2029	705,000	698,446
U.S. Treasury Notes	4.00	10/31/2029	1,000,000	989,434
U.S. Treasury Notes(a)	4.00	2/28/2030	855,000	844,680
U.S. Treasury Notes	4.00	3/31/2030	1,040,000	1,026,898
U.S. Treasury Notes	4.00	5/31/2030	1,250,000	1,233,130
U.S. Treasury Notes	4.00	4/30/2032	1,730,000	1,688,271
U.S. Treasury Notes	4.00	6/30/2032	750,000	731,045
U.S. Treasury Notes	4.00	1/31/2033	135,000	130,961
U.S. Treasury Notes	4.13	9/30/2027	1,675,000	1,673,691
U.S. Treasury Notes	4.13	11/15/2027	855,000	854,015
U.S. Treasury Notes(a)	4.13	6/30/2028	1,555,000	1,551,052
U.S. Treasury Notes	4.13	7/31/2028	1,160,000	1,156,760
U.S. Treasury Notes	4.13	3/31/2029	1,125,000	1,119,529
U.S. Treasury Notes	4.13	6/15/2029	600,000	596,766
U.S. Treasury Notes	4.13	7/15/2029	720,000	715,978
U.S. Treasury Notes	4.13	10/31/2029	1,850,000	1,837,281
U.S. Treasury Notes	4.13	11/30/2029	805,000	799,246
U.S. Treasury Notes	4.13	8/31/2030	85,000	84,125
U.S. Treasury Notes	4.13	3/31/2031	90,000	88,894
U.S. Treasury Notes	4.13	5/31/2031	1,150,000	1,135,176
U.S. Treasury Notes(a)	4.13	6/30/2031	1,050,000	1,036,219
U.S. Treasury Notes	4.13	7/31/2031	95,000	93,692
U.S. Treasury Notes	4.13	10/31/2031	710,000	699,308
U.S. Treasury Notes	4.13	11/30/2031	2,075,000	2,042,659
U.S. Treasury Notes	4.13	2/29/2032	2,010,000	1,976,395
U.S. Treasury Notes	4.13	3/31/2032	700,000	687,709
U.S. Treasury Notes	4.13	4/30/2033	1,070,000	1,043,710
U.S. Treasury Notes(a)	4.13	2/15/2036	1,735,000	1,658,552
U.S. Treasury Notes	4.25	1/15/2028	535,000	535,063
U.S. Treasury Notes	4.25	2/15/2028	1,150,000	1,150,067
U.S. Treasury Notes	4.25	7/31/2028	855,000	854,716
U.S. Treasury Notes	4.25	2/28/2029	535,000	534,185
U.S. Treasury Notes	4.25	1/31/2030	1,200,000	1,195,313
U.S. Treasury Notes	4.25	6/30/2031	270,000	267,843
U.S. Treasury Notes	4.25	3/31/2033	1,365,000	1,342,126
U.S. Treasury Notes(a)	4.25	6/30/2033	1,250,000	1,227,148
U.S. Treasury Notes	4.25	11/15/2034	2,605,000	2,534,889
U.S. Treasury Notes	4.25	5/15/2035	795,000	771,119
U.S. Treasury Notes	4.38	11/30/2028	1,080,000	1,081,624
U.S. Treasury Notes	4.38	12/31/2029	1,325,000	1,325,466
U.S. Treasury Notes	4.38	11/30/2030	1,360,000	1,357,981
U.S. Treasury Notes	4.38	7/31/2031	865,000	863,074
U.S. Treasury Notes	4.38	1/31/2032	1,960,000	1,951,348
U.S. Treasury Notes	4.38	7/31/2033	1,400,000	1,384,141
U.S. Treasury Notes(a)	4.38	5/15/2036	1,900,000	1,850,273

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 45.8% (continued)
U.S. Treasury Notes	4.50	5/31/2029	855,000	858,807
U.S. Treasury Notes	4.50	12/31/2031	2,000,000	2,003,906
U.S. Treasury Notes	4.50	11/15/2033	2,690,000	2,676,445
U.S. Treasury Notes	4.63	9/30/2028	715,000	719,804
U.S. Treasury Notes	4.63	4/30/2029	2,050,000	2,065,815
U.S. Treasury Notes	4.63	9/30/2030	165,000	166,395
U.S. Treasury Notes	4.63	5/31/2031	1,115,000	1,124,277
U.S. Treasury Notes(a)	4.63	2/15/2035	2,515,000	2,509,498
U.S. Treasury Notes	4.88	10/31/2028	660,000	667,992
U.S. Treasury Notes(a)	4.88	10/31/2030	1,255,000	1,277,551
Total U.S. Treasury Securities (cost $183,862,745)				175,976,951

	1-Day Yield (%)	Shares
Investment Companies — 6.0%
Registered Investment Companies — 6.0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(g) (cost $23,092,665)	3.70	23,092,665	23,092,665
Investment of Cash Collateral for Securities Loaned — 1.0%
Registered Investment Companies — 1.0%
BNY Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(g) (cost $3,748,258)	3.70	3,748,258	3,748,258
Total Investments (cost $443,325,742)		108.4%	416,317,030
Liabilities, Less Cash and Receivables		(8.4%)	(32,227,741)
Net Assets		100.0%	384,089,289

ACES—Alterntaive Credit Enhancement Securities
GO—Government Obligation
REIT—Real Estate Investment Trust

(a)
Security, or portion thereof, on loan. At July 31, 2026, the value of the fund’s securities on loan was $49,055,472 and the value of the collateral was
$50,791,386, consisting of cash collateral of $3,748,258 and U.S. Government & Agency securities valued at $47,043,128.  In addition, the value of collateral may include pending sales that are also on loan.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, these securities amounted to $826,684 or .2% of net assets.

(c)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(d)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(e)	Purchased on a forward commitment basis.
(f)	Sold on a delayed delivery basis.
(g)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

TBA Sale Commitments
Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — (2.0%)
Federal National Mortgage Association:
2.00%, 8/1/2041-9/1/2041(a),(b)	(175,000)	(158,168)
2.50%, 9/1/2040-9/1/2056(a),(b)	(1,675,000)	(1,393,146)
3.00%, 8/1/2041-9/1/2056(a),(b)	(2,350,000)	(2,019,986)
4.00%, 8/1/2055-9/1/2056(a),(b)	(925,000)	(844,535)
Government National Mortgage Association II:
2.00%, 8/20/2056-9/20/2056(b)	(250,000)	(200,206)
3.00%, 8/20/2056-9/20/2056(b)	(1,725,000)	(1,495,947)
3.50%, 8/20/2056-9/20/2056(b)	(1,675,000)	(1,466,486)
4.00%, 8/20/2056(b)	(300,000)	(271,448)
Total Sale Commitments (Proceeds $7,974,716)		(7,849,922)

(a)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(b)	Sold on a delayed delivery basis.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Bond Market Index Fund
July 31, 2026 (Unaudited)
The following is a summary of the inputs used as of July 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	1,363,471	—	1,363,471
Commercial Mortgage-Backed	—	2,635,536	—	2,635,536
Corporate Bonds and Notes	—	98,984,899	—	98,984,899
Foreign Governmental	—	5,559,881	—	5,559,881
Municipal Securities	—	2,179,602	—	2,179,602
U.S. Government Agencies Commercial Mortgage-Backed	—	2,880,196	—	2,880,196
U.S. Government Agencies Obligations	—	2,025,395	—	2,025,395
U.S. Government Agencies Mortgage-Backed	—	97,870,176	—	97,870,176
U.S. Treasury Securities	—	175,976,951	—	175,976,951
Investment Companies	26,840,923	—	—	26,840,923
	26,840,923	389,476,107	—	416,317,030
Liabilities ($)
Investments in Securities:†
U.S. Government Agencies Mortgage-Backed	—	(7,849,922)	—	(7,849,922)
	—	(7,849,922)	—	(7,849,922)

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Company’s Board of Directors (the “Board”). Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates fair value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
TBA Securities: During the period ended July 31, 2026, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Schedule of Investments.
Mortgage Dollar Rolls: A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The fund accounts for mortgage dollar rolls as purchases and sales transactions. The fund executes mortgage dollar rolls entirely in the To-Be-Announced (“TBA”) market.
At July 31, 2026, accumulated net unrealized depreciation on investments was $26,883,919, consisting of $808,733 gross unrealized appreciation and $27,692,652 gross unrealized depreciation.
At July 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.